Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000742212
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Growth Stock Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is long-term growth of capital.
Current income is a secondary objective.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Growth Stock Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Growth Stock Portfolio
Management Fee		0.43%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.02%
Total Annual Portfolio Operating Expenses	[1]	0.45%
[1]	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses").

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Growth Stock Portfolio	46	144	252	567

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 48.90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in the equity securities of well established, medium and large capitalization companies. Stocks are selected for their above average earnings growth potential, with an emphasis on companies that have strong financial characteristics. For this purpose, medium capitalization companies are those with a market capitalization between the 25th and 75th percentile companies in the Russell MidCap® Index and larger capitalization companies are those with a market capitalization above that range. As of December 31, 2010, the 25th and 75th percentile companies in the Russell MidCap® Index had market capitalizations of  $7.23 billion and  $2.77 billion, respectively.

In keeping with its growth strategy, the Portfolio employs a "bottom up" analysis to seek to identify companies which have the potential to grow faster than average given current and expected economic conditions and the outlook for the economic sector and industry in which they compete. In evaluating individual companies, the adviser considers factors such as the company management team, product outlook, competitive position, global exposure, financial characteristics and valuation. While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, warrants, and securities convertible into common or preferred stocks, in keeping with the Portfolio's objectives.

The Portfolio seeks to reduce overall risk by diversifying its assets in an appropriate manner. This diversification will span economic sectors, industry groups and companies. The adviser may overweight or underweight the sector exposure of the Portfolio relative to its benchmark based on the adviser's assessment of the relative attractiveness of such sectors. In implementing this top down analysis, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds as a cash management strategy, to seek to enhance returns or as alternatives to direct investments when the adviser deems it to be more efficient or advantageous. The Portfolio may invest up to 20% of net assets in American Depositary Receipts and other securities of foreign issuers.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, when the adviser perceives a significant change in the outlook for a company or industry, or to make room in the Portfolio for more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid Cap Company Risk – Investing in mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – '09 16.43% Worst Qtr: 4th – '08 -22.25%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	5 Yrs	10 Yrs
Growth Stock Portfolio	12.37%	2.43%	0.46%
Growth Stock Portfolio Russell 1000 Growth Index	16.71%	3.75%	0.02%
Growth Stock Portfolio Lipper Variable Insurance Products (VIP) Large Cap Growth Funds Average	15.62%	2.85%	0.05%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Growth Stock Portfolio | Growth Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.43%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.45%	[1]
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	144
5 Years	rr_ExpenseExampleYear05	252
10 Years	rr_ExpenseExampleYear10	567
Annual Return 2001	rr_AnnualReturn2001	(14.22%)
Annual Return 2002	rr_AnnualReturn2002	(20.83%)
Annual Return 2003	rr_AnnualReturn2003	18.94%
Annual Return 2004	rr_AnnualReturn2004	6.67%
Annual Return 2005	rr_AnnualReturn2005	7.71%
Annual Return 2006	rr_AnnualReturn2006	9.57%
Annual Return 2007	rr_AnnualReturn2007	9.20%
Annual Return 2008	rr_AnnualReturn2008	(38.86%)
Annual Return 2009	rr_AnnualReturn2009	37.17%
Annual Return 2010	rr_AnnualReturn2010	12.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.25%)
1 Yr	rr_AverageAnnualReturnYear01	12.37%
5 Yrs	rr_AverageAnnualReturnYear05	2.43%
10 Yrs	rr_AverageAnnualReturnYear10	0.46%
Growth Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Growth Stock Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 48.90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.90%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in the equity securities of well established, medium and large capitalization companies. Stocks are selected for their above average earnings growth potential, with an emphasis on companies that have strong financial characteristics. For this purpose, medium capitalization companies are those with a market capitalization between the 25th and 75th percentile companies in the Russell MidCap® Index and larger capitalization companies are those with a market capitalization above that range. As of December 31, 2010, the 25th and 75th percentile companies in the Russell MidCap® Index had market capitalizations of  $7.23 billion and  $2.77 billion, respectively.

In keeping with its growth strategy, the Portfolio employs a "bottom up" analysis to seek to identify companies which have the potential to grow faster than average given current and expected economic conditions and the outlook for the economic sector and industry in which they compete. In evaluating individual companies, the adviser considers factors such as the company management team, product outlook, competitive position, global exposure, financial characteristics and valuation. While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, warrants, and securities convertible into common or preferred stocks, in keeping with the Portfolio's objectives.

The Portfolio seeks to reduce overall risk by diversifying its assets in an appropriate manner. This diversification will span economic sectors, industry groups and companies. The adviser may overweight or underweight the sector exposure of the Portfolio relative to its benchmark based on the adviser's assessment of the relative attractiveness of such sectors. In implementing this top down analysis, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds as a cash management strategy, to seek to enhance returns or as alternatives to direct investments when the adviser deems it to be more efficient or advantageous. The Portfolio may invest up to 20% of net assets in American Depositary Receipts and other securities of foreign issuers.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, when the adviser perceives a significant change in the outlook for a company or industry, or to make room in the Portfolio for more promising opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid Cap Company Risk – Investing in mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 2nd – '09 16.43% Worst Qtr: 4th – '08 -22.25%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Growth Stock Portfolio | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	16.71%
5 Yrs	rr_AverageAnnualReturnYear05	3.75%
10 Yrs	rr_AverageAnnualReturnYear10	0.02%
Growth Stock Portfolio | Lipper Variable Insurance Products (VIP) Large Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	15.62%
5 Yrs	rr_AverageAnnualReturnYear05	2.85%
10 Yrs	rr_AverageAnnualReturnYear10	0.05%

[1]	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses").

Focused Appreciation Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Focused Appreciation Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Focused Appreciation Portfolio
Management Fee		0.77%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.02%
Total Annual Portfolio Operating Expenses		0.79%
Fee Waiver	[1]	(0.02%)
Total Annual Portfolio Operating Expenses After Fee Waiver	[1]	0.77%
[1]	The Portfolio's investment adviser has entered into a written agreement to waive a portion of its management fee, such that the management fee is 0.75% on the Portfolio's first $100 million of assets, 0.70% on the next $200 million and 0.65% on the next $200 million. This fee waiver agreement maybe terminated by the adviser at any time after April 30, 2012.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Focused Appreciation Portfolio	79	250	436	975

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 40.65% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in the equity securities of companies selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well established companies to smaller, emerging growth companies. In seeking to implement its growth strategy, the adviser employs a "bottom up" approach in choosing investments for the Portfolio. That is, the adviser looks at companies one at a time to determine if a company is an attractive investment opportunity and is consistent with the Portfolio's investment policies. In reviewing potential investment candidates, the adviser places extra emphasis on the following key investment criteria: strong market share and pricing power, open-ended growth potential, strong cash flow and clear strategy for investing, and significant appreciation potential relative to current price.

Although the Portfolio is diversified, the Portfolio may hold larger positions in a smaller number of companies than more diversified funds and, in anticipation of such investments, may hold a correspondingly larger position in cash pending investment. The Portfolio invests primarily in a core group of 20-40 common stocks.

The Portfolio also may invest in special situations. A special situation arises when, in the opinion of the adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.

Within the parameters of its specific investment policies, the Portfolio may invest up to 20% of net assets in American Depositary Receipts and securities of foreign issuers, which may include investments in emerging markets. The Portfolio may use derivatives for different purposes, including hedging (to offset risks associated with an investment or market conditions), to earn income and to seek to enhance returns.

Portfolio securities may be sold for a variety of reasons, including to secure gains, to limit losses, to make room in the Portfolio for more promising opportunities or based on the Portfolio's absolute and relative risk monitoring targets.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Focus Risk – The Portfolio's performance could be more closely tied to the value of a single security or small number of securities because, although diversified, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio's performance could be more volatile than the performance of funds that hold a greater number of securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid and Small Cap Company Risk – Investing in mid and small cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

•

Special Situation Risk – The risk that the change or event anticipated by the adviser when purchasing a company might not occur or attract the expected attention, which could have a negative impact on the price of the company's securities. Investing in special situations may involve heightened volatility in the value of the securities purchased and may cause greater risk of loss.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – '09 17.90% Worst Qtr: 4th – '08 -23.19%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	5 Yrs	Since Inception	Inception Date
Focused Appreciation Portfolio	9.33%	4.45%	10.07%	May 1, 2003
Focused Appreciation Portfolio Russell 1000 Growth Index	16.71%	3.75%	6.68%
Focused Appreciation Portfolio Lipper Variable Insurance Products (VIP) Large Cap Growth Funds Average	15.62%	2.85%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Focused Appreciation Portfolio | Focused Appreciation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.77%	[1]
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	250
5 Years	rr_ExpenseExampleYear05	436
10 Years	rr_ExpenseExampleYear10	975
Annual Return 2004	rr_AnnualReturn2004	19.67%
Annual Return 2005	rr_AnnualReturn2005	17.00%
Annual Return 2006	rr_AnnualReturn2006	4.88%
Annual Return 2007	rr_AnnualReturn2007	26.84%
Annual Return 2008	rr_AnnualReturn2008	(40.10%)
Annual Return 2009	rr_AnnualReturn2009	42.47%
Annual Return 2010	rr_AnnualReturn2010	9.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.19%)
1 Yr	rr_AverageAnnualReturnYear01	9.33%
5 Yrs	rr_AverageAnnualReturnYear05	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	10.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
Focused Appreciation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Focused Appreciation Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 40.65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.65%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in the equity securities of companies selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well established companies to smaller, emerging growth companies. In seeking to implement its growth strategy, the adviser employs a "bottom up" approach in choosing investments for the Portfolio. That is, the adviser looks at companies one at a time to determine if a company is an attractive investment opportunity and is consistent with the Portfolio's investment policies. In reviewing potential investment candidates, the adviser places extra emphasis on the following key investment criteria: strong market share and pricing power, open-ended growth potential, strong cash flow and clear strategy for investing, and significant appreciation potential relative to current price.

Although the Portfolio is diversified, the Portfolio may hold larger positions in a smaller number of companies than more diversified funds and, in anticipation of such investments, may hold a correspondingly larger position in cash pending investment. The Portfolio invests primarily in a core group of 20-40 common stocks.

The Portfolio also may invest in special situations. A special situation arises when, in the opinion of the adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.

Within the parameters of its specific investment policies, the Portfolio may invest up to 20% of net assets in American Depositary Receipts and securities of foreign issuers, which may include investments in emerging markets. The Portfolio may use derivatives for different purposes, including hedging (to offset risks associated with an investment or market conditions), to earn income and to seek to enhance returns.

Portfolio securities may be sold for a variety of reasons, including to secure gains, to limit losses, to make room in the Portfolio for more promising opportunities or based on the Portfolio's absolute and relative risk monitoring targets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Focus Risk – The Portfolio's performance could be more closely tied to the value of a single security or small number of securities because, although diversified, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio's performance could be more volatile than the performance of funds that hold a greater number of securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid and Small Cap Company Risk – Investing in mid and small cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

•

Special Situation Risk – The risk that the change or event anticipated by the adviser when purchasing a company might not occur or attract the expected attention, which could have a negative impact on the price of the company's securities. Investing in special situations may involve heightened volatility in the value of the securities purchased and may cause greater risk of loss.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 2nd – '09 17.90% Worst Qtr: 4th – '08 -23.19%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Focused Appreciation Portfolio | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	16.71%
5 Yrs	rr_AverageAnnualReturnYear05	3.75%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%
Focused Appreciation Portfolio | Lipper Variable Insurance Products (VIP) Large Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	15.62%
5 Yrs	rr_AverageAnnualReturnYear05	2.85%

[1]	The Portfolio's investment adviser has entered into a written agreement to waive a portion of its management fee, such that the management fee is 0.75% on the Portfolio's first $100 million of assets, 0.70% on the next $200 million and 0.65% on the next $200 million. This fee waiver agreement maybe terminated by the adviser at any time after April 30, 2012.

Large Cap Core Stock Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is long-term growth of capital and income.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Large Cap Core Stock Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Large Cap Core Stock Portfolio
Management Fee	0.44%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.46%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Core Stock Portfolio	47	148	258	579

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 43.16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies that may include both "growth" and "value" stocks, and may represent companies across all market sectors. For this purpose, large capitalization equity investments are those whose market capitalizations are above the largest stock in the bottom quartile of the S&P 500® Index ( $6.46 billion as of December 31, 2010.)

In selecting investments, the adviser looks for companies with strong financial characteristics such as strong management teams, solid balance sheets, consistent earnings growth, sustainable cash flows and leading market shares in their industries. The Portfolio may be broadly diversified, potentially reflecting all sectors of the S&P 500® Index. Economic outlook and/or absolute valuation determines the relative attractiveness of market sectors and sector weights may differ from those in the S&P 500® Index, reflecting the economic outlook. The adviser may utilize options, futures contracts and swap agreements, to seek to generate income or as alternatives to direct investments when the adviser deems it to be more efficient or advantageous. The Portfolio may invest up to 20% of net assets in American Depositary Receipts and other securities of foreign issuers denominated in U.S. dollars.

Under normal market conditions, the Portfolio attempts to achieve a gross income of at least 75% of the dividend yield of the S&P 500® Index. However, this income level is merely a guideline, and there can be no certainty that this income level will be achieved. The Portfolio may invest in both dividend paying and non-dividend paying stocks, including preferred stocks.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, when the adviser perceives a significant change in the outlook for a company or industry, or to make room in the Portfolio for more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – '09 16.96% Worst Qtr: 4th – '08 -22.18%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	5 Yrs	10 Yrs
Large Cap Core Stock Portfolio	12.91%	1.71%	0.48%
Large Cap Core Stock Portfolio S&P 500 Index	15.06%	2.29%	1.41%
Large Cap Core Stock Portfolio Lipper Variable Insurance Products (VIP) Large Cap Core Funds Average	13.45%	1.75%	1.41%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Large Cap Core Stock Portfolio | Large Cap Core Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.44%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.46%
1 Year	rr_ExpenseExampleYear01	47
3 Years	rr_ExpenseExampleYear03	148
5 Years	rr_ExpenseExampleYear05	258
10 Years	rr_ExpenseExampleYear10	579
Annual Return 2001	rr_AnnualReturn2001	(7.77%)
Annual Return 2002	rr_AnnualReturn2002	(28.20%)
Annual Return 2003	rr_AnnualReturn2003	24.05%
Annual Return 2004	rr_AnnualReturn2004	8.16%
Annual Return 2005	rr_AnnualReturn2005	8.46%
Annual Return 2006	rr_AnnualReturn2006	11.49%
Annual Return 2007	rr_AnnualReturn2007	9.12%
Annual Return 2008	rr_AnnualReturn2008	(38.74%)
Annual Return 2009	rr_AnnualReturn2009	29.33%
Annual Return 2010	rr_AnnualReturn2010	12.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.18%)
1 Yr	rr_AverageAnnualReturnYear01	12.91%
5 Yrs	rr_AverageAnnualReturnYear05	1.71%
10 Yrs	rr_AverageAnnualReturnYear10	0.48%
Large Cap Core Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap Core Stock Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 43.16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.16%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies that may include both "growth" and "value" stocks, and may represent companies across all market sectors. For this purpose, large capitalization equity investments are those whose market capitalizations are above the largest stock in the bottom quartile of the S&P 500® Index ( $6.46 billion as of December 31, 2010.)

In selecting investments, the adviser looks for companies with strong financial characteristics such as strong management teams, solid balance sheets, consistent earnings growth, sustainable cash flows and leading market shares in their industries. The Portfolio may be broadly diversified, potentially reflecting all sectors of the S&P 500® Index. Economic outlook and/or absolute valuation determines the relative attractiveness of market sectors and sector weights may differ from those in the S&P 500® Index, reflecting the economic outlook. The adviser may utilize options, futures contracts and swap agreements, to seek to generate income or as alternatives to direct investments when the adviser deems it to be more efficient or advantageous. The Portfolio may invest up to 20% of net assets in American Depositary Receipts and other securities of foreign issuers denominated in U.S. dollars.

Under normal market conditions, the Portfolio attempts to achieve a gross income of at least 75% of the dividend yield of the S&P 500® Index. However, this income level is merely a guideline, and there can be no certainty that this income level will be achieved. The Portfolio may invest in both dividend paying and non-dividend paying stocks, including preferred stocks.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, when the adviser perceives a significant change in the outlook for a company or industry, or to make room in the Portfolio for more promising opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 2nd – '09 16.96% Worst Qtr: 4th – '08 -22.18%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Large Cap Core Stock Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	15.06%
5 Yrs	rr_AverageAnnualReturnYear05	2.29%
10 Yrs	rr_AverageAnnualReturnYear10	1.41%
Large Cap Core Stock Portfolio | Lipper Variable Insurance Products (VIP) Large Cap Core Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.45%
5 Yrs	rr_AverageAnnualReturnYear05	1.75%
10 Yrs	rr_AverageAnnualReturnYear10	1.41%

Large Cap Blend Portfolio – Summary
INVESTMENT OBJECTIVE
The Portfolio's investment objective is to seek long-term growth of capital and income.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Large Cap Blend Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Large Cap Blend Portfolio
Management Fee	0.77%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.84%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Large Cap Blend Portfolio	86	268	466	1,037

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 34.89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity and equity related securities of U.S. large capitalization companies. The Portfolio defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the Portfolio's benchmark, the S&P 500® Index. As of December 31, 2010, the market capitalization range of the S&P 500® Index was  $1.58 billion to  $364.06 billion. In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. From time to time, the Portfolio also may invest in companies outside this market capitalization range.

The adviser uses a system of multiple portfolio managers in managing the Portfolio's assets. Under this approach the Portfolio is divided into segments managed by individual managers who decide how their respective segments will be invested. Portfolio managers look across industry sectors in selecting stocks for the Portfolio, seeking quality companies at attractive prices. In keeping with the adviser's bottom-up philosophy, the weighting for any given sector reflects the portfolio managers' assessments and outlooks for individual companies within that sector. Weightings are arrived at through individual stock selection rather than through top-down judgments.

The Portfolio may hold American Depositary Receipts and other securities of foreign issuers which are denominated in U.S. dollars (up to 20% of net assets), as well as preferred stocks, securities convertible into common or preferred stocks, warrants and rights.

The Portfolio may sell securities for a variety of reasons such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid Cap Company Risk – Investing in mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr:2nd – '09 15.09% Worst Qtr: 4th – '08 -22.37%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	Since Inception	Inception Date
Large Cap Blend Portfolio	14.29%	(5.47%)	Apr 30, 2007
Large Cap Blend Portfolio S&P 500 Index	15.06%	(2.24%)
Large Cap Blend Portfolio Lipper Variable Insurance Products (VIP) Large Cap Core Funds Average	13.45%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Large Cap Blend Portfolio | Large Cap Blend Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
Annual Return 2008	rr_AnnualReturn2008	(40.25%)
Annual Return 2009	rr_AnnualReturn2009	27.40%
Annual Return 2010	rr_AnnualReturn2010	14.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.37%)
1 Yr	rr_AverageAnnualReturnYear01	14.29%
Since Inception	rr_AverageAnnualReturnSinceInception	(5.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Large Cap Blend Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large Cap Blend Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to seek long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 34.89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.89%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity and equity related securities of U.S. large capitalization companies. The Portfolio defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the Portfolio's benchmark, the S&P 500® Index. As of December 31, 2010, the market capitalization range of the S&P 500® Index was  $1.58 billion to  $364.06 billion. In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. From time to time, the Portfolio also may invest in companies outside this market capitalization range.

The adviser uses a system of multiple portfolio managers in managing the Portfolio's assets. Under this approach the Portfolio is divided into segments managed by individual managers who decide how their respective segments will be invested. Portfolio managers look across industry sectors in selecting stocks for the Portfolio, seeking quality companies at attractive prices. In keeping with the adviser's bottom-up philosophy, the weighting for any given sector reflects the portfolio managers' assessments and outlooks for individual companies within that sector. Weightings are arrived at through individual stock selection rather than through top-down judgments.

The Portfolio may hold American Depositary Receipts and other securities of foreign issuers which are denominated in U.S. dollars (up to 20% of net assets), as well as preferred stocks, securities convertible into common or preferred stocks, warrants and rights.

The Portfolio may sell securities for a variety of reasons such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid Cap Company Risk – Investing in mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr:2nd – '09 15.09% Worst Qtr: 4th – '08 -22.37%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Large Cap Blend Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.24%)
Large Cap Blend Portfolio | Lipper Variable Insurance Products (VIP) Large Cap Core Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.45%
Since Inception	rr_AverageAnnualReturnSinceInception

Index 500 Stock Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500® Index").
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Index 500 Stock Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Index 500 Stock Portfolio
Management Fee	0.20%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.21%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Index 500 Stock Portfolio	22	68	118	268

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 4.14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio employs a "passive management," or indexing, investment approach designed to track the performance of the S&P 500® Index. The S&P 500® Index is composed of the stocks of primarily large capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market's total capitalization. As of December 31, 2010, the market capitalization range of the S&P 500® Index was  $1.58 billion to  $364.06 billion. The Portfolio attempts to achieve its objective by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the Index. This is known as a full replication strategy. The Portfolio may also invest in S&P 500® Index stock futures and swap agreements to help achieve full replication.

Standard & Poor's constructs the Index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its float-adjusted market value. For example, the 50 largest companies in the index may account for over 50% of its value. For this reason, the Index 500 Stock Portfolio is classified as "nondiversified."

The Index 500 Stock Portfolio's ability to match the performance of the S&P 500® Index will be affected to some extent by the size and timing of cash flows into and out of the Index 500 Stock Portfolio. The Portfolio will be managed with a view to reducing such effects.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.

•

Indexing Strategy Risk – A Portfolio may not perform as well as the index it attempts to match due to the Portfolio's expenses, changes in securities markets, changes in the composition of the underlying index and the timing of purchases and redemptions of Portfolio shares. A Portfolio using an indexing strategy does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. In addition, changes in the value of a derivative used to replicate an index may not correlate as intended with the underlying index.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Nondiversification Risk – The Portfolio is classified as a nondiversified fund to enable it to hold securities in the same weightings as its underlying Index. Depending on the composition of the Index from time to time, the Portfolio may invest a relatively large percentage of its assets in a single issuer or small number of issuers, and its performance may be more closely tied to the value of that one issuer or issuers and may be more volatile than the performance of a more diversified fund.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – '09 15.93% Worst Qtr: 4th – '08 -21.88%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	5 Yrs	10 Yrs
Index 500 Stock Portfolio	14.89%	2.22%	1.33%
Index 500 Stock Portfolio S&P 500 Index	15.06%	2.29%	1.41%
Index 500 Stock Portfolio Lipper Variable Insurance Products (VIP) S&P 500 Index Objective Funds Average	14.64%	1.96%	1.08%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Index 500 Stock Portfolio | Index 500 Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.21%
1 Year	rr_ExpenseExampleYear01	22
3 Years	rr_ExpenseExampleYear03	68
5 Years	rr_ExpenseExampleYear05	118
10 Years	rr_ExpenseExampleYear10	268
Annual Return 2001	rr_AnnualReturn2001	(11.88%)
Annual Return 2002	rr_AnnualReturn2002	(22.07%)
Annual Return 2003	rr_AnnualReturn2003	28.43%
Annual Return 2004	rr_AnnualReturn2004	10.70%
Annual Return 2005	rr_AnnualReturn2005	4.72%
Annual Return 2006	rr_AnnualReturn2006	15.62%
Annual Return 2007	rr_AnnualReturn2007	5.43%
Annual Return 2008	rr_AnnualReturn2008	(36.94%)
Annual Return 2009	rr_AnnualReturn2009	26.40%
Annual Return 2010	rr_AnnualReturn2010	14.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.88%)
1 Yr	rr_AverageAnnualReturnYear01	14.89%
5 Yrs	rr_AverageAnnualReturnYear05	2.22%
10 Yrs	rr_AverageAnnualReturnYear10	1.33%
Index 500 Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Index 500 Stock Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500® Index").
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 4.14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.14%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a "passive management," or indexing, investment approach designed to track the performance of the S&P 500® Index. The S&P 500® Index is composed of the stocks of primarily large capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market's total capitalization. As of December 31, 2010, the market capitalization range of the S&P 500® Index was  $1.58 billion to  $364.06 billion. The Portfolio attempts to achieve its objective by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the Index. This is known as a full replication strategy. The Portfolio may also invest in S&P 500® Index stock futures and swap agreements to help achieve full replication.

Standard & Poor's constructs the Index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its float-adjusted market value. For example, the 50 largest companies in the index may account for over 50% of its value. For this reason, the Index 500 Stock Portfolio is classified as "nondiversified."

The Index 500 Stock Portfolio's ability to match the performance of the S&P 500® Index will be affected to some extent by the size and timing of cash flows into and out of the Index 500 Stock Portfolio. The Portfolio will be managed with a view to reducing such effects.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.

•

Indexing Strategy Risk – A Portfolio may not perform as well as the index it attempts to match due to the Portfolio's expenses, changes in securities markets, changes in the composition of the underlying index and the timing of purchases and redemptions of Portfolio shares. A Portfolio using an indexing strategy does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. In addition, changes in the value of a derivative used to replicate an index may not correlate as intended with the underlying index.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Nondiversification Risk – The Portfolio is classified as a nondiversified fund to enable it to hold securities in the same weightings as its underlying Index. Depending on the composition of the Index from time to time, the Portfolio may invest a relatively large percentage of its assets in a single issuer or small number of issuers, and its performance may be more closely tied to the value of that one issuer or issuers and may be more volatile than the performance of a more diversified fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
•

Nondiversification Risk – The Portfolio is classified as a nondiversified fund to enable it to hold securities in the same weightings as its underlying Index. Depending on the composition of the Index from time to time, the Portfolio may invest a relatively large percentage of its assets in a single issuer or small number of issuers, and its performance may be more closely tied to the value of that one issuer or issuers and may be more volatile than the performance of a more diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 2nd – '09 15.93% Worst Qtr: 4th – '08 -21.88%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Index 500 Stock Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	15.06%
5 Yrs	rr_AverageAnnualReturnYear05	2.29%
10 Yrs	rr_AverageAnnualReturnYear10	1.41%
Index 500 Stock Portfolio | Lipper Variable Insurance Products (VIP) S&P 500 Index Objective Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	14.64%
5 Yrs	rr_AverageAnnualReturnYear05	1.96%
10 Yrs	rr_AverageAnnualReturnYear10	1.08%

Large Company Value Portfolio – Summary
INVESTMENT OBJECTIVE
The Portfolio's investment objective is to seek long-term capital growth.
Income is a secondary objective.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Large Company Value Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Large Company Value Portfolio
Management Fee	0.72%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.80%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Large Company Value Portfolio	82	255	444	990

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 29.84% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index. As of December 31, 2010, the market capitalization range of the Russell 1000® Index was  $251.2 million to  $364.06 billion. From time to time, the Portfolio also may invest in companies outside this market capitalization range.

The adviser looks for stocks of companies that it believes are undervalued at the time of purchase. The adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The adviser attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the adviser believes more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the adviser looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices. The adviser also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, warrants and securities convertible into common or preferred stocks, in keeping with the Portfolio's objectives. When the adviser believes it is prudent, the Portfolio may invest a portion of its assets in foreign securities and American Depositary Receipts (up to 20% of net assets), debt securities of companies, debt obligations of governments and their agencies, and other similar securities and utilize forwards, options and futures for cash management purposes or to hedge foreign currency exposure.

The adviser may sell stocks from the Portfolio if it believes a stock no longer meets established valuation criteria.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Debt Obligations of Foreign Governments Risk – The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. The market prices of debt obligations of governments and their agencies, and the Portfolio's net asset value, may be more volatile than prices of U.S. debt obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid Cap Company Risk – Investing in mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 3rd – '09 16.05% Worst Qtr: 4th – '08 -21.19%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	Since Inception	Inception Date
Large Company Value Portfolio	10.95%	(6.21%)	Apr 30, 2007
Large Company Value Portfolio Russell 1000 Value Index	15.51%	(4.94%)
Large Company Value Portfolio Lipper Variable Insurance Products (VIP) Large Cap Value Funds Average	13.47%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Large Company Value Portfolio | Large Company Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.72%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	255
5 Years	rr_ExpenseExampleYear05	444
10 Years	rr_ExpenseExampleYear10	990
Annual Return 2008	rr_AnnualReturn2008	(37.23%)
Annual Return 2009	rr_AnnualReturn2009	20.70%
Annual Return 2010	rr_AnnualReturn2010	10.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.19%)
1 Yr	rr_AverageAnnualReturnYear01	10.95%
Since Inception	rr_AverageAnnualReturnSinceInception	(6.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Large Company Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large Company Value Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to seek long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 29.84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.84%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index. As of December 31, 2010, the market capitalization range of the Russell 1000® Index was  $251.2 million to  $364.06 billion. From time to time, the Portfolio also may invest in companies outside this market capitalization range.

The adviser looks for stocks of companies that it believes are undervalued at the time of purchase. The adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The adviser attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the adviser believes more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the adviser looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices. The adviser also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, warrants and securities convertible into common or preferred stocks, in keeping with the Portfolio's objectives. When the adviser believes it is prudent, the Portfolio may invest a portion of its assets in foreign securities and American Depositary Receipts (up to 20% of net assets), debt securities of companies, debt obligations of governments and their agencies, and other similar securities and utilize forwards, options and futures for cash management purposes or to hedge foreign currency exposure.

The adviser may sell stocks from the Portfolio if it believes a stock no longer meets established valuation criteria.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Debt Obligations of Foreign Governments Risk – The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. The market prices of debt obligations of governments and their agencies, and the Portfolio's net asset value, may be more volatile than prices of U.S. debt obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid Cap Company Risk – Investing in mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 3rd – '09 16.05% Worst Qtr: 4th – '08 -21.19%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Large Company Value Portfolio | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	15.51%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.94%)
Large Company Value Portfolio | Lipper Variable Insurance Products (VIP) Large Cap Value Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.47%
Since Inception	rr_AverageAnnualReturnSinceInception

Domestic Equity Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is long-term growth of capital and income.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Domestic Equity Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Domestic Equity Portfolio
Management Fee	0.56%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.58%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Domestic Equity Portfolio	59	186	324	726

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 48.18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depositary Receipts and other securities of foreign issuers denominated in U.S. dollars. Generally, the companies in which the Portfolio invests will have a market value of  $1 billion or more.

Reflecting a value approach to investing, the adviser generally attempts to keep Portfolio assets invested in securities that exhibit one or more value characteristics relative to the market norms reflected in the S&P 500® Index. These value characteristics include below market price to earnings ratios, below market price to book ratios, and dividend yields that are equal to or above the market norms. While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, rights, warrants, and securities convertible into common or preferred stocks. Up to 20% of the Portfolio's net assets may be invested in foreign securities.

The adviser uses a system of multiple portfolio managers in managing the Portfolio's assets. Under this approach, the Portfolio is divided into segments managed by individual managers who decide how their respective segments will be invested. Based on the research carried out by the adviser's analysts, management looks across industry sectors in selecting stocks for the Portfolio. With a long-term perspective, management looks for quality companies at attractive prices that will outperform their peers and the benchmark over time. In keeping with its bottom-up philosophy, the weighting for any given sector reflects the adviser's assessments and outlooks for individual companies within that sector. Weightings are arrived at through individual stock selection rather than through top-down judgments.

The Portfolio may sell securities for a variety of reasons such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid Cap Company Risk – Investing in mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – '03 21.17% Worst Qtr: 3rd – '02 -21.31%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	5 Yrs	Since Inception	Inception Date
Domestic Equity Portfolio	14.62%	0.06%	2.85%	Jul 31, 2001
Domestic Equity Portfolio Russell 1000 Value Index	15.51%	1.28%	3.62%
Domestic Equity Portfolio Lipper Variable Insurance Products (VIP) Large Cap Value Funds Average	13.47%	1.13%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Domestic Equity Portfolio | Domestic Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Annual Return 2002	rr_AnnualReturn2002	(21.24%)
Annual Return 2003	rr_AnnualReturn2003	34.41%
Annual Return 2004	rr_AnnualReturn2004	16.85%
Annual Return 2005	rr_AnnualReturn2005	8.04%
Annual Return 2006	rr_AnnualReturn2006	16.56%
Annual Return 2007	rr_AnnualReturn2007	(6.33%)
Annual Return 2008	rr_AnnualReturn2008	(38.49%)
Annual Return 2009	rr_AnnualReturn2009	29.52%
Annual Return 2010	rr_AnnualReturn2010	14.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.31%)
1 Yr	rr_AverageAnnualReturnYear01	14.62%
5 Yrs	rr_AverageAnnualReturnYear05	0.06%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2001
Domestic Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Domestic Equity Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 48.18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.18%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers and securities whose principal markets are in the U.S., including American Depositary Receipts and other securities of foreign issuers denominated in U.S. dollars. Generally, the companies in which the Portfolio invests will have a market value of  $1 billion or more.

Reflecting a value approach to investing, the adviser generally attempts to keep Portfolio assets invested in securities that exhibit one or more value characteristics relative to the market norms reflected in the S&P 500® Index. These value characteristics include below market price to earnings ratios, below market price to book ratios, and dividend yields that are equal to or above the market norms. While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, rights, warrants, and securities convertible into common or preferred stocks. Up to 20% of the Portfolio's net assets may be invested in foreign securities.

The adviser uses a system of multiple portfolio managers in managing the Portfolio's assets. Under this approach, the Portfolio is divided into segments managed by individual managers who decide how their respective segments will be invested. Based on the research carried out by the adviser's analysts, management looks across industry sectors in selecting stocks for the Portfolio. With a long-term perspective, management looks for quality companies at attractive prices that will outperform their peers and the benchmark over time. In keeping with its bottom-up philosophy, the weighting for any given sector reflects the adviser's assessments and outlooks for individual companies within that sector. Weightings are arrived at through individual stock selection rather than through top-down judgments.

The Portfolio may sell securities for a variety of reasons such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid Cap Company Risk – Investing in mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 2nd – '03 21.17% Worst Qtr: 3rd – '02 -21.31%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Domestic Equity Portfolio | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	15.51%
5 Yrs	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
Domestic Equity Portfolio | Lipper Variable Insurance Products (VIP) Large Cap Value Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.47%
5 Yrs	rr_AverageAnnualReturnYear05	1.13%
Since Inception	rr_AverageAnnualReturnSinceInception

Equity Income Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is long-term growth of capital and income.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Equity Income Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Equity Income Portfolio
Management Fee	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.67%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Equity Income Portfolio	68	214	373	835

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 11.14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with 65% in the stocks of well established companies paying dividends. Under normal market conditions, the Portfolio will seek to have a dividend yield exceeding, on average, the dividend yield of the S&P 500® Index. This level is merely a guideline and there can be no certainty this level will be achieved.

The Portfolio will typically employ a value approach in selecting investments. The adviser's in-house research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

The adviser has the discretion to deviate from the Portfolio's normal investment criteria, as described above, and purchase securities the adviser believes could provide an opportunity for substantial appreciation. These special situations might arise when the adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, foreign securities and American Depositary Receipts (up to 20% of net assets), and debt securities, including high yield debt securities (so called "junk bonds") in keeping with the Portfolio's objectives. Up to 10% of the Portfolio's net assets may be invested in high yield debt securities and loans.

The Portfolio may sell securities for a variety of reasons such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Special Situation Risk – The risk that the change or event anticipated by the adviser when purchasing a company might not occur or attract the expected attention, which could have a negative impact on the price of the issuer's securities. Investing in special situations may involve heightened volatility in the value of the securities purchased and may cause greater risk of loss.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr:2nd – '09 19.48% Worst Qtr: 4th – '08 -22.22%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	5 Yrs	Since Inception	Inception Date
Equity Income Portfolio	15.33%	2.56%	7.03%	May 1, 2003
Equity Income Portfolio Russell 1000 Value Index	15.51%	1.28%	6.92%
Equity Income Portfolio Lipper Variable Insurance Products (VIP) Equity Income Funds Average	14.97%	1.80%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Equity Income Portfolio | Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
Annual Return 2004	rr_AnnualReturn2004	15.16%
Annual Return 2005	rr_AnnualReturn2005	4.19%
Annual Return 2006	rr_AnnualReturn2006	19.15%
Annual Return 2007	rr_AnnualReturn2007	3.26%
Annual Return 2008	rr_AnnualReturn2008	(35.81%)
Annual Return 2009	rr_AnnualReturn2009	24.58%
Annual Return 2010	rr_AnnualReturn2010	15.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.22%)
1 Yr	rr_AverageAnnualReturnYear01	15.33%
5 Yrs	rr_AverageAnnualReturnYear05	2.56%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
Equity Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Income Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 11.14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.14%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with 65% in the stocks of well established companies paying dividends. Under normal market conditions, the Portfolio will seek to have a dividend yield exceeding, on average, the dividend yield of the S&P 500® Index. This level is merely a guideline and there can be no certainty this level will be achieved.

The Portfolio will typically employ a value approach in selecting investments. The adviser's in-house research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

The adviser has the discretion to deviate from the Portfolio's normal investment criteria, as described above, and purchase securities the adviser believes could provide an opportunity for substantial appreciation. These special situations might arise when the adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, foreign securities and American Depositary Receipts (up to 20% of net assets), and debt securities, including high yield debt securities (so called "junk bonds") in keeping with the Portfolio's objectives. Up to 10% of the Portfolio's net assets may be invested in high yield debt securities and loans.

The Portfolio may sell securities for a variety of reasons such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Special Situation Risk – The risk that the change or event anticipated by the adviser when purchasing a company might not occur or attract the expected attention, which could have a negative impact on the price of the issuer's securities. Investing in special situations may involve heightened volatility in the value of the securities purchased and may cause greater risk of loss.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr:2nd – '09 19.48% Worst Qtr: 4th – '08 -22.22%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Equity Income Portfolio | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	15.51%
5 Yrs	rr_AverageAnnualReturnYear05	1.28%
Since Inception	rr_AverageAnnualReturnSinceInception	6.92%
Equity Income Portfolio | Lipper Variable Insurance Products (VIP) Equity Income Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	14.97%
5 Yrs	rr_AverageAnnualReturnYear05	1.80%

Mid Cap Growth Stock Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Mid Cap Growth Stock Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Mid Cap Growth Stock Portfolio
Management Fee	0.53%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.54%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Mid Cap Growth Stock Portfolio	55	173	302	677

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 41.04% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. In keeping with its growth strategy, the Portfolio selects companies for their above average growth potential, giving consideration to factors such as company management, growth rate of revenues and earnings, opportunities for margin expansion, strong financial characteristics and attractive valuations.

For purposes of the Portfolio's investment strategy, mid-sized companies are those with market capitalizations that fall within the range of the Russell Midcap® Growth Index at the time of purchase (as of December 31, 2010, from approximately  $752.4 million to  $21.53 billion). The Portfolio invests primarily in common stocks. The Portfolio may invest up to 20% of net assets in American Depositary Receipts and other securities of foreign issuers, and may use futures, options, swap agreements and exchange-traded funds as a cash management strategy.

The Portfolio may sell a stock when it has reached the adviser's valuation target, when the adviser does not anticipate further appreciation, when a company's growth prospects change materially or to redeploy assets into more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid and Small Cap Company Risk – Investing in mid and small cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 3rd – '09 18.76% Worst Qtr: 4th – '08 -24.55%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	5 Yrs	10 Yrs
Mid Cap Growth Stock Portfolio	23.86%	4.32%	1.67%
Mid Cap Growth Stock Portfolio Russell MidCap Growth Index	26.38%	4.88%	3.12%
Mid Cap Growth Stock Portfolio Lipper Variable Insurance Products (VIP) Mid Cap Growth Funds Average	26.86%	5.23%	2.88%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Mid Cap Growth Stock Portfolio | Mid Cap Growth Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.53%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.54%
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	173
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	677
Annual Return 2001	rr_AnnualReturn2001	(19.87%)
Annual Return 2002	rr_AnnualReturn2002	(21.15%)
Annual Return 2003	rr_AnnualReturn2003	24.69%
Annual Return 2004	rr_AnnualReturn2004	14.22%
Annual Return 2005	rr_AnnualReturn2005	6.14%
Annual Return 2006	rr_AnnualReturn2006	4.40%
Annual Return 2007	rr_AnnualReturn2007	20.70%
Annual Return 2008	rr_AnnualReturn2008	(40.08%)
Annual Return 2009	rr_AnnualReturn2009	32.09%
Annual Return 2010	rr_AnnualReturn2010	23.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.55%)
1 Yr	rr_AverageAnnualReturnYear01	23.86%
5 Yrs	rr_AverageAnnualReturnYear05	4.32%
10 Yrs	rr_AverageAnnualReturnYear10	1.67%
Mid Cap Growth Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mid Cap Growth Stock Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 41.04% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.04%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. In keeping with its growth strategy, the Portfolio selects companies for their above average growth potential, giving consideration to factors such as company management, growth rate of revenues and earnings, opportunities for margin expansion, strong financial characteristics and attractive valuations.

For purposes of the Portfolio's investment strategy, mid-sized companies are those with market capitalizations that fall within the range of the Russell Midcap® Growth Index at the time of purchase (as of December 31, 2010, from approximately  $752.4 million to  $21.53 billion). The Portfolio invests primarily in common stocks. The Portfolio may invest up to 20% of net assets in American Depositary Receipts and other securities of foreign issuers, and may use futures, options, swap agreements and exchange-traded funds as a cash management strategy.

The Portfolio may sell a stock when it has reached the adviser's valuation target, when the adviser does not anticipate further appreciation, when a company's growth prospects change materially or to redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid and Small Cap Company Risk – Investing in mid and small cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 3rd – '09 18.76% Worst Qtr: 4th – '08 -24.55%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Mid Cap Growth Stock Portfolio | Russell MidCap Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	26.38%
5 Yrs	rr_AverageAnnualReturnYear05	4.88%
10 Yrs	rr_AverageAnnualReturnYear10	3.12%
Mid Cap Growth Stock Portfolio | Lipper Variable Insurance Products (VIP) Mid Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	26.86%
5 Yrs	rr_AverageAnnualReturnYear05	5.23%
10 Yrs	rr_AverageAnnualReturnYear10	2.88%

Index 400 Stock Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to achieve investment results that approximate the performance of the S&P MidCap 400® Stock Price Index ("S&P MidCap 400® Index").
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Index 400 Stock Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Index 400 Stock Portfolio
Management Fee		0.25%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.02%
Acquired Fund Fees and Expenses		0.02%
Total Annual Portfolio Operating Expenses	[1]	0.29%
[1]	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses").

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Index 400 Stock Portfolio	30	93	163	368

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 9.93% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio employs a "passive management," or indexing, investment approach designed to track the performance of the S&P MidCap 400® Index. The S&P MidCap 400® Index is composed of the stocks of companies whose capitalizations generally are smaller than those of companies that comprise the S&P 500® Index. The S&P MidCap 400® Index does not include the very large issues that account for most of the weighting in the S&P 500® Index. As of December 31, 2010, the market capitalization range of the S&P MidCap 400® Index was  $461.3 million to  $9.22 billion. The Portfolio attempts to achieve its objective by investing all, or substantially all, of its assets in the stocks that make up the S&P MidCap 400® Index, holding each stock in approximately the same proportion as its weighting in the Index. This is known as a full replication strategy. The Portfolio may also invest in S&P MidCap 400® Index stock futures and swap agreements to help achieve full replication.

Standard & Poor's constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its float-adjusted market value. For example, the 50 largest companies in the index may account for over 50% of its value. For this reason, the Index 400 Stock Portfolio is classified as "nondiversified."

The Index 400 Stock Portfolio's ability to match the performance of the S&P MidCap 400® Index will be affected to some extent by the size and timing of cash flows into and out of the Index 400 Stock Portfolio. The Portfolio will be managed with a view to reducing such effects.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.

•

Indexing Strategy Risk – A Portfolio may not perform as well as the index it attempts to match due to the Portfolio's expenses, changes in securities markets, changes in the composition of the underlying index and the timing of purchases and redemptions of Portfolio shares. A Portfolio using an indexing strategy does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. In addition, changes in the value of a derivative used to replicate an index may not correlate as intended with the underlying index.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Nondiversification Risk – The Portfolio is classified as a nondiversified fund to enable it to hold securities in the same weightings as its underlying Index. Depending on the composition of the Index from time to time, the Portfolio may invest a relatively large percentage of its assets in a single issuer or small number of issuers, and its performance may be more closely tied to the value of that one issuer or issuers and may be more volatile than the performance of a more diversified fund.

•

Mid and Small Cap Company Risk – Investing in mid and small cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 3rd – '09 19.84% Worst Qtr: 4th – '08 -25.60%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	5 Yrs	10 Yrs
Index 400 Stock Portfolio	26.29%	5.54%	6.97%
Index 400 Stock Portfolio S&P MidCap 400 Index	26.64%	5.74%	7.16%
Index 400 Stock Portfolio Lipper Variable Insurance Products (VIP) Mid Cap Core Funds Average	24.78%	4.28%	5.96%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Index 400 Stock Portfolio | Index 400 Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.29%	[1]
1 Year	rr_ExpenseExampleYear01	30
3 Years	rr_ExpenseExampleYear03	93
5 Years	rr_ExpenseExampleYear05	163
10 Years	rr_ExpenseExampleYear10	368
Annual Return 2001	rr_AnnualReturn2001	(0.65%)
Annual Return 2002	rr_AnnualReturn2002	(14.54%)
Annual Return 2003	rr_AnnualReturn2003	35.01%
Annual Return 2004	rr_AnnualReturn2004	16.26%
Annual Return 2005	rr_AnnualReturn2005	12.37%
Annual Return 2006	rr_AnnualReturn2006	10.04%
Annual Return 2007	rr_AnnualReturn2007	7.93%
Annual Return 2008	rr_AnnualReturn2008	(36.28%)
Annual Return 2009	rr_AnnualReturn2009	37.00%
Annual Return 2010	rr_AnnualReturn2010	26.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.60%)
1 Yr	rr_AverageAnnualReturnYear01	26.29%
5 Yrs	rr_AverageAnnualReturnYear05	5.54%
10 Yrs	rr_AverageAnnualReturnYear10	6.97%
Index 400 Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Index 400 Stock Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to achieve investment results that approximate the performance of the S&P MidCap 400® Stock Price Index ("S&P MidCap 400® Index").
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 9.93% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.93%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a "passive management," or indexing, investment approach designed to track the performance of the S&P MidCap 400® Index. The S&P MidCap 400® Index is composed of the stocks of companies whose capitalizations generally are smaller than those of companies that comprise the S&P 500® Index. The S&P MidCap 400® Index does not include the very large issues that account for most of the weighting in the S&P 500® Index. As of December 31, 2010, the market capitalization range of the S&P MidCap 400® Index was  $461.3 million to  $9.22 billion. The Portfolio attempts to achieve its objective by investing all, or substantially all, of its assets in the stocks that make up the S&P MidCap 400® Index, holding each stock in approximately the same proportion as its weighting in the Index. This is known as a full replication strategy. The Portfolio may also invest in S&P MidCap 400® Index stock futures and swap agreements to help achieve full replication.

Standard & Poor's constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its float-adjusted market value. For example, the 50 largest companies in the index may account for over 50% of its value. For this reason, the Index 400 Stock Portfolio is classified as "nondiversified."

The Index 400 Stock Portfolio's ability to match the performance of the S&P MidCap 400® Index will be affected to some extent by the size and timing of cash flows into and out of the Index 400 Stock Portfolio. The Portfolio will be managed with a view to reducing such effects.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.

•

Indexing Strategy Risk – A Portfolio may not perform as well as the index it attempts to match due to the Portfolio's expenses, changes in securities markets, changes in the composition of the underlying index and the timing of purchases and redemptions of Portfolio shares. A Portfolio using an indexing strategy does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. In addition, changes in the value of a derivative used to replicate an index may not correlate as intended with the underlying index.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Nondiversification Risk – The Portfolio is classified as a nondiversified fund to enable it to hold securities in the same weightings as its underlying Index. Depending on the composition of the Index from time to time, the Portfolio may invest a relatively large percentage of its assets in a single issuer or small number of issuers, and its performance may be more closely tied to the value of that one issuer or issuers and may be more volatile than the performance of a more diversified fund.

•

Mid and Small Cap Company Risk – Investing in mid and small cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk – The Portfolio is classified as a nondiversified fund to enable it to hold securities in the same weightings as its underlying Index. Depending on the composition of the Index from time to time, the Portfolio may invest a relatively large percentage of its assets in a single issuer or small number of issuers, and its performance may be more closely tied to the value of that one issuer or issuers and may be more volatile than the performance of a more diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 3rd – '09 19.84% Worst Qtr: 4th – '08 -25.60%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Index 400 Stock Portfolio | S&P MidCap 400 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	26.64%
5 Yrs	rr_AverageAnnualReturnYear05	5.74%
10 Yrs	rr_AverageAnnualReturnYear10	7.16%
Index 400 Stock Portfolio | Lipper Variable Insurance Products (VIP) Mid Cap Core Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	24.78%
5 Yrs	rr_AverageAnnualReturnYear05	4.28%
10 Yrs	rr_AverageAnnualReturnYear10	5.96%

[1]	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses").

Mid Cap Value Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is long-term capital growth.
Current income is a secondary objective.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Mid Cap Value Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Mid Cap Value Portfolio
Management Fee	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.92%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Mid Cap Value Portfolio	94	293	509	1,131

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 121.65% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. The Portfolio invests primarily in a diversified portfolio of equity securities of mid-sized companies that are determined by Portfolio's adviser to be undervalued. At the time of investment, companies purchased typically will fall within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies ( $7.2 million to  $29.14 billion as of December 31, 2010). The adviser intends to manage the Portfolio so that its weighted capitalization falls within the capitalization range of the members of the Russell MidCap® Index ( $251.2 million to  $38.54 billion as of December 31, 2010).

In managing the Portfolio, the adviser uses its own fundamental value approach. In selecting securities for the Portfolio, the adviser attempts to identify companies whose long-term earnings, cash flows and/or assets are not reflected in the current market price of their securities and hold each security until it has returned to favor in the market and the price has increased to, or is higher than a level the adviser believes more accurately reflects the fair value of the company. The adviser may also consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, warrants and securities convertible into common or preferred stocks, in keeping with the Portfolio's objectives. The Portfolio may invest in American Depositary Receipts and foreign securities (up to 20% of net assets) and may enter into forward commitments to seek to hedge the Portfolio's foreign currency exposure and utilize other derivatives transactions, such as options, futures, and swap agreements as a cash management strategy.

The adviser may sell a stock from the Portfolio if it believes the stock no longer meets established valuation criteria, the stock's risk parameters outweigh its return opportunity, specific events alter a stock's prospects or more attractive opportunities are identified. In seeking to achieve its investment objective, the adviser may sell shares from the Portfolio without regard to the length of time a security has been held.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•	High Portfolio Turnover Risk – Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio's performance.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid and Small Cap Company Risk – Investing in mid and small cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 3rd – '09 17.60% Worst Qtr: 4th – '08 -27.36%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	5 Yrs	Since Inception	Inception Date
Mid Cap Value Portfolio	19.93%	1.87%	8.18%	May 1, 2003
Mid Cap Value Portfolio Russell MidCap Value Index	24.75%	4.08%	11.35%
Mid Cap Value Portfolio Lipper Variable Insurance Products (VIP) Mid Cap Value Funds Average	22.94%	3.89%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Mid Cap Value Portfolio | Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
Annual Return 2004	rr_AnnualReturn2004	18.67%
Annual Return 2005	rr_AnnualReturn2005	5.46%
Annual Return 2006	rr_AnnualReturn2006	14.49%
Annual Return 2007	rr_AnnualReturn2007	(0.16%)
Annual Return 2008	rr_AnnualReturn2008	(35.07%)
Annual Return 2009	rr_AnnualReturn2009	23.24%
Annual Return 2010	rr_AnnualReturn2010	19.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.36%)
1 Yr	rr_AverageAnnualReturnYear01	19.93%
5 Yrs	rr_AverageAnnualReturnYear05	1.87%
Since Inception	rr_AverageAnnualReturnSinceInception	8.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Mid Cap Value Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term capital growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 121.65% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.65%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. The Portfolio invests primarily in a diversified portfolio of equity securities of mid-sized companies that are determined by Portfolio's adviser to be undervalued. At the time of investment, companies purchased typically will fall within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies ( $7.2 million to  $29.14 billion as of December 31, 2010). The adviser intends to manage the Portfolio so that its weighted capitalization falls within the capitalization range of the members of the Russell MidCap® Index ( $251.2 million to  $38.54 billion as of December 31, 2010).

In managing the Portfolio, the adviser uses its own fundamental value approach. In selecting securities for the Portfolio, the adviser attempts to identify companies whose long-term earnings, cash flows and/or assets are not reflected in the current market price of their securities and hold each security until it has returned to favor in the market and the price has increased to, or is higher than a level the adviser believes more accurately reflects the fair value of the company. The adviser may also consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, warrants and securities convertible into common or preferred stocks, in keeping with the Portfolio's objectives. The Portfolio may invest in American Depositary Receipts and foreign securities (up to 20% of net assets) and may enter into forward commitments to seek to hedge the Portfolio's foreign currency exposure and utilize other derivatives transactions, such as options, futures, and swap agreements as a cash management strategy.

The adviser may sell a stock from the Portfolio if it believes the stock no longer meets established valuation criteria, the stock's risk parameters outweigh its return opportunity, specific events alter a stock's prospects or more attractive opportunities are identified. In seeking to achieve its investment objective, the adviser may sell shares from the Portfolio without regard to the length of time a security has been held.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•	High Portfolio Turnover Risk – Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio's performance.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid and Small Cap Company Risk – Investing in mid and small cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 3rd – '09 17.60% Worst Qtr: 4th – '08 -27.36%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Mid Cap Value Portfolio | Russell MidCap Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	24.75%
5 Yrs	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	11.35%
Mid Cap Value Portfolio | Lipper Variable Insurance Products (VIP) Mid Cap Value Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	22.94%
5 Yrs	rr_AverageAnnualReturnYear05	3.89%
Since Inception	rr_AverageAnnualReturnSinceInception

Small Cap Growth Stock Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Small Cap Growth Stock Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Small Cap Growth Stock Portfolio
Management Fee		0.56%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.04%
Total Annual Portfolio Operating Expenses	[1]	0.60%
[1]	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses").

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Small Cap Growth Stock Portfolio	61	192	335	750

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 74.54% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of U.S. companies with market capitalizations that do not exceed the maximum market capitalizations of any security in the Russell 2000® Growth Index at the time of purchase (as of December 31, 2010, from approximately  $7.2 million to  $5.3 billion). The Portfolio may also invest in the equity securities of micro cap companies (defined as companies with stock market capitalizations less than  $500 million at the time of investment). The Portfolio may also invest up to 20% of net assets in American Depositary Receipts and other securities of foreign issuers which are denominated in U.S. dollars.

The adviser employs a growth strategy, selecting securities for their above average growth potential giving consideration to factors such as, for example, company management, growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, warrants and securities convertible into common or preferred stocks, in keeping with the Portfolio's objectives. The Portfolio may also utilize derivative securities, including options, futures or swap agreements to protect against downside risk, to seek to enhance returns, as a cash management strategy or to gain exposure to certain sectors as alternatives to direct investments, when the adviser deems it to be more efficient or advantageous.

A security will generally be sold when it meets the adviser's price target. The Portfolio may sell securities for a variety of other reasons including to limit losses or to redeploy assets into more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Liquidity Risk – Particular investments, such as restricted securities, small and micro cap stocks, foreign securities and derivatives, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Micro Cap Company Risk – Investing in micro cap stocks may cause the Portfolio to experience more rapid and extreme changes in value than a fund that invests solely in small, mid and large cap stocks due to a more limited track record, narrower product markets, more limited resources, higher risk of failure, and less liquid trading markets.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 4th – '01 22.08% Worst Qtr: 4th – '08 -26.31%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	5 Yrs	10 Yrs
Small Cap Growth Stock Portfolio	25.85%	1.60%	4.10%
Small Cap Growth Stock Portfolio Russell 2000 Growth Index	29.09%	5.30%	3.78%
Small Cap Growth Stock Portfolio Lipper Variable Insurance Products (VIP) Small Cap Growth Funds Average	27.81%	4.50%	2.52%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Small Cap Growth Stock Portfolio | Small Cap Growth Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.60%	[1]
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	750
Annual Return 2001	rr_AnnualReturn2001	(3.76%)
Annual Return 2002	rr_AnnualReturn2002	(18.42%)
Annual Return 2003	rr_AnnualReturn2003	33.06%
Annual Return 2004	rr_AnnualReturn2004	18.80%
Annual Return 2005	rr_AnnualReturn2005	11.18%
Annual Return 2006	rr_AnnualReturn2006	6.68%
Annual Return 2007	rr_AnnualReturn2007	9.54%
Annual Return 2008	rr_AnnualReturn2008	(43.87%)
Annual Return 2009	rr_AnnualReturn2009	31.17%
Annual Return 2010	rr_AnnualReturn2010	25.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qrt:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.31%)
1 Yr	rr_AverageAnnualReturnYear01	25.85%
5 Yrs	rr_AverageAnnualReturnYear05	1.60%
10 Yrs	rr_AverageAnnualReturnYear10	4.10%
Small Cap Growth Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Growth Stock Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 74.54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.54%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of U.S. companies with market capitalizations that do not exceed the maximum market capitalizations of any security in the Russell 2000® Growth Index at the time of purchase (as of December 31, 2010, from approximately  $7.2 million to  $5.3 billion). The Portfolio may also invest in the equity securities of micro cap companies (defined as companies with stock market capitalizations less than  $500 million at the time of investment). The Portfolio may also invest up to 20% of net assets in American Depositary Receipts and other securities of foreign issuers which are denominated in U.S. dollars.

The adviser employs a growth strategy, selecting securities for their above average growth potential giving consideration to factors such as, for example, company management, growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, warrants and securities convertible into common or preferred stocks, in keeping with the Portfolio's objectives. The Portfolio may also utilize derivative securities, including options, futures or swap agreements to protect against downside risk, to seek to enhance returns, as a cash management strategy or to gain exposure to certain sectors as alternatives to direct investments, when the adviser deems it to be more efficient or advantageous.

A security will generally be sold when it meets the adviser's price target. The Portfolio may sell securities for a variety of other reasons including to limit losses or to redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Liquidity Risk – Particular investments, such as restricted securities, small and micro cap stocks, foreign securities and derivatives, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Micro Cap Company Risk – Investing in micro cap stocks may cause the Portfolio to experience more rapid and extreme changes in value than a fund that invests solely in small, mid and large cap stocks due to a more limited track record, narrower product markets, more limited resources, higher risk of failure, and less liquid trading markets.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 4th – '01 22.08% Worst Qtr: 4th – '08 -26.31%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Small Cap Growth Stock Portfolio | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	29.09%
5 Yrs	rr_AverageAnnualReturnYear05	5.30%
10 Yrs	rr_AverageAnnualReturnYear10	3.78%
Small Cap Growth Stock Portfolio | Lipper Variable Insurance Products (VIP) Small Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	27.81%
5 Yrs	rr_AverageAnnualReturnYear05	4.50%
10 Yrs	rr_AverageAnnualReturnYear10	2.52%

[1]	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses").

Index 600 Stock Portfolio – Summary
INVESTMENT OBJECTIVE
The Portfolio's investment objective is to achieve investment results that approximate the performance of the Standard & Poor's SmallCap 600® Index ("S&P SmallCap 600® Index").
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Index 600 Stock Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Index 600 Stock Portfolio
Management Fee		0.25%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.18%
Total Annual Portfolio Operating Expenses	[1]	0.43%
Expense Reimbursement		(0.07%)
Total Annual Portfolio Operating Expenses After Fee Waiver	[1][2]	0.36%
[1]	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses").
[2]	The Portfolio's investment adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges and extraordinary expenses) to an annual rate of 0.35% of the Portfolio's average net assets. This expense limitation agreement may be terminated by the adviser at any time after April 30, 2012.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Index 600 Stock Portfolio	37	129	231	533

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 46.88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio employs a "passive management," or indexing, investment approach designed to track the performance of the S&P® 600 Index. The S&P® 600 Index is composed of 600 domestic stocks with market capitalizations ranging between approximately  $69.3 million and  $3.24 billion as of December 31, 2010. The Portfolio attempts to achieve its objective by investing all, or substantially all, of its assets in stock that make up the S&P® 600 Index, holding each stock in approximately the same proportion as its weighting in the Index. This is known as a full replication strategy. The Portfolio may also invest in exchange traded funds, futures contracts and swap agreements for cash management purposes and to help achieve full replication.

Standard & Poor's constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its float-adjusted market value. For example, the 50 largest companies in the index may account for over 50% of its value. For this reason, the Index 600 Stock Portfolio is classified as "nondiversified."

The Index 600 Stock Portfolio's ability to match the performance of the S&P® 600 Index will be affected to some extent by the size and timing of cash flows into and out of the Index 600 Stock Portfolio. The Portfolio will be managed with a view to reducing such effects.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.

•

Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error.

•

Indexing Strategy Risk – A Portfolio may not perform as well as the index it attempts to match due to the Portfolio's expenses, changes in securities markets, changes in the composition of the underlying index and the timing of purchases and redemptions of Portfolio shares. A Portfolio using an indexing strategy does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. In addition, changes in the value of a derivative used to replicate an index may not correlate as intended with the underlying index.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Nondiversification Risk – The Portfolio is classified as a nondiversified fund to enable it to hold securities in the same weightings as its underlying Index. Depending on the composition of the Index from time to time, the Portfolio may invest a relatively large percentage of its assets in a single issuer or small number of issuers, and its performance may be more closely tied to the value of that one issuer or issuers and may be more volatile than the performance of a more diversified fund.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – '09 21.02% Worst Qtr: 4th – '08 -25.21%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	Since Inception	Inception Date
Index 600 Stock Portfolio	25.90%	0.51%	Apr 30, 2007
Index 600 Stock Portfolio S&P SmallCap 600 Index	26.31%	0.89%
Index 600 Stock Portfolio Lipper Variable Insurance Products (VIP) Small Cap Core Funds Average	26.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Index 600 Stock Portfolio | Index 600 Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.43%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Portfolio Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.36%	[1],[2]
1 Year	rr_ExpenseExampleYear01	37
3 Years	rr_ExpenseExampleYear03	129
5 Years	rr_ExpenseExampleYear05	231
10 Years	rr_ExpenseExampleYear10	533
Annual Return 2008	rr_AnnualReturn2008	(31.30%)
Annual Return 2009	rr_AnnualReturn2009	25.17%
Annual Return 2010	rr_AnnualReturn2010	25.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.21%)
1 Yr	rr_AverageAnnualReturnYear01	25.90%
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Index 600 Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Index 600 Stock Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to achieve investment results that approximate the performance of the Standard & Poor's SmallCap 600® Index ("S&P SmallCap 600® Index").
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 46.88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.88%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio employs a "passive management," or indexing, investment approach designed to track the performance of the S&P® 600 Index. The S&P® 600 Index is composed of 600 domestic stocks with market capitalizations ranging between approximately  $69.3 million and  $3.24 billion as of December 31, 2010. The Portfolio attempts to achieve its objective by investing all, or substantially all, of its assets in stock that make up the S&P® 600 Index, holding each stock in approximately the same proportion as its weighting in the Index. This is known as a full replication strategy. The Portfolio may also invest in exchange traded funds, futures contracts and swap agreements for cash management purposes and to help achieve full replication.

Standard & Poor's constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its float-adjusted market value. For example, the 50 largest companies in the index may account for over 50% of its value. For this reason, the Index 600 Stock Portfolio is classified as "nondiversified."

The Index 600 Stock Portfolio's ability to match the performance of the S&P® 600 Index will be affected to some extent by the size and timing of cash flows into and out of the Index 600 Stock Portfolio. The Portfolio will be managed with a view to reducing such effects.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.

•

Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error.

•

Indexing Strategy Risk – A Portfolio may not perform as well as the index it attempts to match due to the Portfolio's expenses, changes in securities markets, changes in the composition of the underlying index and the timing of purchases and redemptions of Portfolio shares. A Portfolio using an indexing strategy does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. In addition, changes in the value of a derivative used to replicate an index may not correlate as intended with the underlying index.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Nondiversification Risk – The Portfolio is classified as a nondiversified fund to enable it to hold securities in the same weightings as its underlying Index. Depending on the composition of the Index from time to time, the Portfolio may invest a relatively large percentage of its assets in a single issuer or small number of issuers, and its performance may be more closely tied to the value of that one issuer or issuers and may be more volatile than the performance of a more diversified fund.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk – The Portfolio is classified as a nondiversified fund to enable it to hold securities in the same weightings as its underlying Index. Depending on the composition of the Index from time to time, the Portfolio may invest a relatively large percentage of its assets in a single issuer or small number of issuers, and its performance may be more closely tied to the value of that one issuer or issuers and may be more volatile than the performance of a more diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 2nd – '09 21.02% Worst Qtr: 4th – '08 -25.21%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Index 600 Stock Portfolio | S&P SmallCap 600 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	26.31%
Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Index 600 Stock Portfolio | Lipper Variable Insurance Products (VIP) Small Cap Core Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	26.26%

[1]	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses").
[2]	The Portfolio's investment adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges and extraordinary expenses) to an annual rate of 0.35% of the Portfolio's average net assets. This expense limitation agreement may be terminated by the adviser at any time after April 30, 2012.

Small Cap Value Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Small Cap Value Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Small Cap Value Portfolio
Management Fee		0.85%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.02%
Acquired Fund Fees and Expenses		0.21%
Total Annual Portfolio Operating Expenses	[1]	1.08%
[1]	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses").

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Small Cap Value Portfolio	110	343	595	1,317

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 11.51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the S&P® Small Cap 600 Index at the time of purchase (as of December 31, 2010, from approximately  $69.3 million to  $3.24 billion). The market capitalization of companies in the Portfolio and the Index changes over time and the Portfolio will not sell a stock just because the company has grown to a market capitalization outside of the range. The Portfolio may also invest in the equity securities of micro cap companies (defined as companies with stock market capitalizations less than  $500 million at the time of investment).

Reflecting a value approach to investing, the Portfolio will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow or business franchises. The in-house research team at the adviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. Consideration is also given to industry weightings in an attempt to keep the Portfolio broadly diversified among economic sectors.

In pursuing its investment objective, the adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the adviser believes could provide an opportunity for substantial appreciation. These special situations might arise when the adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive environment.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including American Depositary Receipts and foreign securities (up to 20% of net assets), and securities of other other investment companies, including open-end funds, closed-end funds, exchange-traded funds and business development companies, in keeping with the Portfolio's objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Micro Cap Company Risk – Investing in micro cap stocks may cause the Portfolio to experience more rapid and extreme changes in value than a fund that invests solely in small, mid and large cap stocks due to a more limited track record, narrower product markets, more limited resources, higher risk of failure, and less liquid trading markets.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

•

Special Situation Risk – The risk that the change or event anticipated by the adviser when purchasing a company might not occur or attract the expected attention, which could have a negative impact on the price of the company's securities. Investing in special situations may involve heightened volatility in the value of the securities purchased and may cause greater risk of loss.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr:2nd – '09 20.83% Worst Qtr: 4th – '08 -25.12%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	5 Yrs	Since Inception	Inception Date
Small Cap Value Portfolio	21.95%	5.36%	9.00%	Jul 31, 2001
Small Cap Value Portfolio Russell 2000 Value Index	24.50%	3.52%	7.84%
Small Cap Value Portfolio Lipper Variable Insurance Products (VIP) Small Cap Value Funds Average	24.53%	4.20%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Small Cap Value Portfolio | Small Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.08%	[1]
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
Annual Return 2002	rr_AnnualReturn2002	(5.58%)
Annual Return 2003	rr_AnnualReturn2003	35.15%
Annual Return 2004	rr_AnnualReturn2004	24.57%
Annual Return 2005	rr_AnnualReturn2005	7.21%
Annual Return 2006	rr_AnnualReturn2006	16.55%
Annual Return 2007	rr_AnnualReturn2007	(0.83%)
Annual Return 2008	rr_AnnualReturn2008	(28.13%)
Annual Return 2009	rr_AnnualReturn2009	28.18%
Annual Return 2010	rr_AnnualReturn2010	21.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.12%)
1 Yr	rr_AverageAnnualReturnYear01	21.95%
5 Yrs	rr_AverageAnnualReturnYear05	5.36%
Since Inception	rr_AverageAnnualReturnSinceInception	9.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2001
Small Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Value Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 11.51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.51%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the S&P® Small Cap 600 Index at the time of purchase (as of December 31, 2010, from approximately  $69.3 million to  $3.24 billion). The market capitalization of companies in the Portfolio and the Index changes over time and the Portfolio will not sell a stock just because the company has grown to a market capitalization outside of the range. The Portfolio may also invest in the equity securities of micro cap companies (defined as companies with stock market capitalizations less than  $500 million at the time of investment).

Reflecting a value approach to investing, the Portfolio will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow or business franchises. The in-house research team at the adviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. Consideration is also given to industry weightings in an attempt to keep the Portfolio broadly diversified among economic sectors.

In pursuing its investment objective, the adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the adviser believes could provide an opportunity for substantial appreciation. These special situations might arise when the adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive environment.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including American Depositary Receipts and foreign securities (up to 20% of net assets), and securities of other other investment companies, including open-end funds, closed-end funds, exchange-traded funds and business development companies, in keeping with the Portfolio's objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Micro Cap Company Risk – Investing in micro cap stocks may cause the Portfolio to experience more rapid and extreme changes in value than a fund that invests solely in small, mid and large cap stocks due to a more limited track record, narrower product markets, more limited resources, higher risk of failure, and less liquid trading markets.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

•

Special Situation Risk – The risk that the change or event anticipated by the adviser when purchasing a company might not occur or attract the expected attention, which could have a negative impact on the price of the company's securities. Investing in special situations may involve heightened volatility in the value of the securities purchased and may cause greater risk of loss.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr:2nd – '09 20.83% Worst Qtr: 4th – '08 -25.12%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Small Cap Value Portfolio | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	24.50%
5 Yrs	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	7.84%
Small Cap Value Portfolio | Lipper Variable Insurance Products (VIP) Small Cap Value Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	24.53%
5 Yrs	rr_AverageAnnualReturnYear05	4.20%

[1]	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses").

International Growth Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	International Growth Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	International Growth Portfolio
Management Fee	0.68%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.81%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
International Growth Portfolio	83	259	450	1,002

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 150.91% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States. The Portfolio normally invests in a core group of equity securities of 60-100 issuers. The Portfolio may invest in emerging markets but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The Portfolio may invest a relatively large percentage of its assets in a single country, a small number of countries, or a particular geographic region. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the U.S., it may at times invest in U.S. issuers. The Portfolio's investments in equity securities may include small, medium, and large capitalization issues. Although the Portfolio invests primarily in foreign common stocks and American Depositary Receipts, within the parameters of its specific investment policies, the Portfolio may invest in domestic equity and debt securities.

The adviser applies a "bottom up" approach in choosing investments. In other words, the adviser looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. The Portfolio invests in companies after assessing their growth potential. If the adviser is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies. The adviser normally seeks to limit any sector exposure and country exposure to plus or minus 10% of the respective weighting of the Morgan Stanley Capital International EAFE® Index.

The Portfolio may reduce its position in a particular holding in order to secure gains, if there is a deterioration in the holding's fundamentals or to make room in the Portfolio for more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities or in foreign, developed countries. This risk is due to smaller markets, illiquidity, significant price and market volatility, currency, interest rate and commodity price fluctuations, restrictions on foreign investment, changes in tax policy, differing securities market structures, higher transaction costs, and various administrative difficulties, such as delays in executing, clearing and settling portfolio transactions or in receiving payment of dividends.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Focus Risk – The Portfolio's performance could be more closely tied to the value of a single security or small number of securities because, although diversified, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio's performance could be more volatile than the performance of funds that hold a greater number of securities.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities.

•

Geographic Concentration Risk – The Portfolio's performance could be more volatile than that of a more geographically diversified fund as a result of the Portfolio investing a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio's performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Liquidity Risk – Particular investments, such as restricted securities, small and micro cap stocks, foreign securities and derivatives, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – '03 18.77% Worst Qtr: 3rd – '08 -22.62%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	5 Yrs	Since Inception	Inception Date
International Growth Portfolio	16.43%	1.09%	5.61%	Jul 31, 2001
International Growth Portfolio MSCI All Country World (ex-US) Growth Index	14.79%	5.59%	7.56%
International Growth Portfolio MSCI EAFE (Europe-Australasia-Far East) Index	8.21%	2.94%	6.12%
International Growth Portfolio Lipper Variable Insurance Products (VIP) International Growth Funds Average	14.17%	4.17%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
International Growth Portfolio | International Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.68%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,002
Annual Return 2002	rr_AnnualReturn2002	(12.34%)
Annual Return 2003	rr_AnnualReturn2003	38.99%
Annual Return 2004	rr_AnnualReturn2004	21.59%
Annual Return 2005	rr_AnnualReturn2005	18.00%
Annual Return 2006	rr_AnnualReturn2006	21.48%
Annual Return 2007	rr_AnnualReturn2007	12.62%
Annual Return 2008	rr_AnnualReturn2008	(46.19%)
Annual Return 2009	rr_AnnualReturn2009	23.16%
Annual Return 2010	rr_AnnualReturn2010	16.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.62%)
1 Yr	rr_AverageAnnualReturnYear01	16.43%
5 Yrs	rr_AverageAnnualReturnYear05	1.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2001
International Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Growth Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 150.91% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	150.91%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States. The Portfolio normally invests in a core group of equity securities of 60-100 issuers. The Portfolio may invest in emerging markets but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The Portfolio may invest a relatively large percentage of its assets in a single country, a small number of countries, or a particular geographic region. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the U.S., it may at times invest in U.S. issuers. The Portfolio's investments in equity securities may include small, medium, and large capitalization issues. Although the Portfolio invests primarily in foreign common stocks and American Depositary Receipts, within the parameters of its specific investment policies, the Portfolio may invest in domestic equity and debt securities.

The adviser applies a "bottom up" approach in choosing investments. In other words, the adviser looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. The Portfolio invests in companies after assessing their growth potential. If the adviser is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies. The adviser normally seeks to limit any sector exposure and country exposure to plus or minus 10% of the respective weighting of the Morgan Stanley Capital International EAFE® Index.

The Portfolio may reduce its position in a particular holding in order to secure gains, if there is a deterioration in the holding's fundamentals or to make room in the Portfolio for more promising opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities or in foreign, developed countries. This risk is due to smaller markets, illiquidity, significant price and market volatility, currency, interest rate and commodity price fluctuations, restrictions on foreign investment, changes in tax policy, differing securities market structures, higher transaction costs, and various administrative difficulties, such as delays in executing, clearing and settling portfolio transactions or in receiving payment of dividends.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Focus Risk – The Portfolio's performance could be more closely tied to the value of a single security or small number of securities because, although diversified, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio's performance could be more volatile than the performance of funds that hold a greater number of securities.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities.

•

Geographic Concentration Risk – The Portfolio's performance could be more volatile than that of a more geographically diversified fund as a result of the Portfolio investing a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio's performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Liquidity Risk – Particular investments, such as restricted securities, small and micro cap stocks, foreign securities and derivatives, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 2nd – '03 18.77% Worst Qtr: 3rd – '08 -22.62%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
International Growth Portfolio | MSCI All Country World (ex-US) Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	14.79%
5 Yrs	rr_AverageAnnualReturnYear05	5.59%
Since Inception	rr_AverageAnnualReturnSinceInception	7.56%
International Growth Portfolio | MSCI EAFE (Europe-Australasia-Far East) Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.21%
5 Yrs	rr_AverageAnnualReturnYear05	2.94%
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
International Growth Portfolio | Lipper Variable Insurance Products (VIP) International Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	14.17%
5 Yrs	rr_AverageAnnualReturnYear05	4.17%
Since Inception	rr_AverageAnnualReturnSinceInception

Research International Core Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to seek capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Research International Core Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Research International Core Portfolio
Management Fee		0.88%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.50%
Total Annual Portfolio Operating Expenses		1.38%
Expense Reimbursement		(0.23%)
Total Annual Portfolio Operating Expenses After Fee Waiver	[1]	1.15%
[1]	The Portfolio's investment adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, and extraordinary expenses) to an annual rate of 1.15% of the Portfolio's average net assets. This expense limitation agreement may be terminated by the adviser at any time after April 30, 2012.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Research International Core Portfolio	117	406	726	1,630

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 47.90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests primarily in foreign equity securities, including emerging market equity securities. The Portfolio may invest a relatively large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region.

A team of investment research analysts selects investments for the Portfolio. The adviser allocates the Portfolio's assets to analysts by broad market sectors, which generally approximate the sector weightings in the MSCI EAFE® Index. The Portfolio is not constrained to any particular investment style. The adviser may invest the Portfolio's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), and in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. The Portfolio's investments in equity securities may include small, medium and large capitalization companies, and could include common stocks, preferred stocks, securities convertible into stock and depositary receipts for those securities.

The adviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earning momentum, earnings quality and other factors may also be considered.

While the adviser may use derivatives, including futures, forward contracts, options and swaps, for any investment purpose, the adviser expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market or security. In seeking to achieve its investment objective, the Portfolio may engage in active and frequent trading.

The Portfolio may sell securities for a variety of reasons such as to seek to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities or in foreign, developed countries. This risk is due to smaller markets, illiquidity, significant price and market volatility, currency, interest rate and commodity price fluctuations, restrictions on foreign investment, changes in tax policy, differing securities market structures, higher transaction costs, and various administrative difficulties, such as delays in executing, clearing and settling portfolio transactions or in receiving payment of dividends.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities.

•

Geographic Concentration Risk – The Portfolio's performance could be more volatile than that of a more geographically diversified fund as a result of the Portfolio investing a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio's performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.

•	High Portfolio Turnover Risk –Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio's performance.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Liquidity Risk – Particular investments, such as restricted securities, small and micro cap stocks, foreign securities and derivatives, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – '09 24.05% Worst Qtr: 3rd – '08 -20.62%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	Since Inception	Inception Date
Research International Core Portfolio	11.05%	(3.40%)	Apr 30, 2007
Research International Core Portfolio MSCI All Country World (ex-US) Index (Gross)	11.60%	(1.77%)
Research International Core Portfolio MSCI EAFE (Europe-Australasia-Far East) Index (Gross)	8.21%	(4.71%)
Research International Core Portfolio Lipper Variable Insurance Products (VIP) International Core Funds Average	9.21%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Research International Core Portfolio | Research International Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.88%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	726
10 Years	rr_ExpenseExampleYear10	1,630
Annual Return 2008	rr_AnnualReturn2008	(42.54%)
Annual Return 2009	rr_AnnualReturn2009	30.82%
Annual Return 2010	rr_AnnualReturn2010	11.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.62%)
1 Yr	rr_AverageAnnualReturnYear01	11.05%
Since Inception	rr_AverageAnnualReturnSinceInception	(3.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Research International Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Research International Core Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 47.90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio normally invests primarily in foreign equity securities, including emerging market equity securities. The Portfolio may invest a relatively large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region.

A team of investment research analysts selects investments for the Portfolio. The adviser allocates the Portfolio's assets to analysts by broad market sectors, which generally approximate the sector weightings in the MSCI EAFE® Index. The Portfolio is not constrained to any particular investment style. The adviser may invest the Portfolio's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), and in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. The Portfolio's investments in equity securities may include small, medium and large capitalization companies, and could include common stocks, preferred stocks, securities convertible into stock and depositary receipts for those securities.

The adviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earning momentum, earnings quality and other factors may also be considered.

While the adviser may use derivatives, including futures, forward contracts, options and swaps, for any investment purpose, the adviser expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market or security. In seeking to achieve its investment objective, the Portfolio may engage in active and frequent trading.

The Portfolio may sell securities for a variety of reasons such as to seek to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities or in foreign, developed countries. This risk is due to smaller markets, illiquidity, significant price and market volatility, currency, interest rate and commodity price fluctuations, restrictions on foreign investment, changes in tax policy, differing securities market structures, higher transaction costs, and various administrative difficulties, such as delays in executing, clearing and settling portfolio transactions or in receiving payment of dividends.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities.

•

Geographic Concentration Risk – The Portfolio's performance could be more volatile than that of a more geographically diversified fund as a result of the Portfolio investing a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio's performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.

•	High Portfolio Turnover Risk –Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio's performance.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Liquidity Risk – Particular investments, such as restricted securities, small and micro cap stocks, foreign securities and derivatives, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 2nd – '09 24.05% Worst Qtr: 3rd – '08 -20.62%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Research International Core Portfolio | MSCI All Country World (ex-US) Index (Gross)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.60%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.77%)
Research International Core Portfolio | MSCI EAFE (Europe-Australasia-Far East) Index (Gross)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.21%
Since Inception	rr_AverageAnnualReturnSinceInception	(4.71%)
Research International Core Portfolio | Lipper Variable Insurance Products (VIP) International Core Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	9.21%

[1]	The Portfolio's investment adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, and extraordinary expenses) to an annual rate of 1.15% of the Portfolio's average net assets. This expense limitation agreement may be terminated by the adviser at any time after April 30, 2012.

International Equity Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is long-term growth of capital. Any income realized will be incidental.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	International Equity Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		International Equity Portfolio
Management Fee		0.66%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.06%
Total Annual Portfolio Operating Expenses		0.72%
Fee Waiver	[1]	(0.05%)
Total Annual Portfolio Operating Expenses After Fee Waiver	[1]	0.67%
[1]	The Portfolio's investment adviser has entered into a written agreement to waive a portion of its management fee, such that the management fee is 0.80% on the Portfolio's first $50 million of assets, 0.60% on assets from $50 million to $1 billion and 0.58% on assets from $1 billion to $1.5 billion. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2012.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
International Equity Portfolio	68	223	394	888

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 28.57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities and at least 65% of net assets in securities of issuers from a minimum of three countries outside the U.S. The Portfolio has an unlimited right to purchase securities in any foreign country, developed or undeveloped. From time to time, based on economic conditions, the Portfolio may have significant investments in one or more countries or in particular sectors.

The Portfolio's investments in equity securities may include small, medium and large capitalization issues that the Portfolio's adviser believes are undervalued. The strategy for the Portfolio will reflect a bottom-up, value oriented and long-term investment philosophy. In choosing equity investments, the adviser will focus on the market price of a company's securities in relation to the company's long-term earnings (typically 5 years), asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered. The Portfolio invests primarily in foreign common stocks.

The adviser may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company's fundamentals.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities or in foreign, developed countries. This risk is due to smaller markets, illiquidity, significant price and market volatility, currency, interest rate and commodity price fluctuations, restrictions on foreign investment, changes in tax policy, differing securities market structures, higher transaction costs, and various administrative difficulties, such as delays in executing, clearing and settling portfolio transactions or in receiving payment of dividends.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities and may be less liquid, more volatile, and harder to value than U.S. securities.

•

Geographic Concentration Risk – The Portfolio's performance could be more volatile than that of a more geographically diversified fund as a result of the Portfolio investing a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio's performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – '09 26.04% Worst Qtr: 4th – '08 -21.31%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	5 Yrs	10 Yrs
International Equity Portfolio	7.67%	4.48%	5.16%
International Equity Portfolio MSCI All Country World (ex-US) Index (Gross)	11.60%	5.29%	5.97%
International Equity Portfolio MSCI EAFE (Europe-Australasia-Far East) Index (Gross)	8.21%	2.94%	3.94%
International Equity Portfolio Lipper Variable Insurance Products (VIP) International Value Funds Average	5.18%	1.03%	3.20%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
International Equity Portfolio | International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.66%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.67%	[1]
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	223
5 Years	rr_ExpenseExampleYear05	394
10 Years	rr_ExpenseExampleYear10	888
Annual Return 2001	rr_AnnualReturn2001	(14.00%)
Annual Return 2002	rr_AnnualReturn2002	(17.40%)
Annual Return 2003	rr_AnnualReturn2003	40.46%
Annual Return 2004	rr_AnnualReturn2004	19.33%
Annual Return 2005	rr_AnnualReturn2005	11.52%
Annual Return 2006	rr_AnnualReturn2006	30.90%
Annual Return 2007	rr_AnnualReturn2007	18.06%
Annual Return 2008	rr_AnnualReturn2008	(43.78%)
Annual Return 2009	rr_AnnualReturn2009	33.11%
Annual Return 2010	rr_AnnualReturn2010	7.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.31%)
1 Yr	rr_AverageAnnualReturnYear01	7.67%
5 Yrs	rr_AverageAnnualReturnYear05	4.48%
10 Yrs	rr_AverageAnnualReturnYear10	5.16%
International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Equity Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is long-term growth of capital. Any income realized will be incidental.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 28.57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.57%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities and at least 65% of net assets in securities of issuers from a minimum of three countries outside the U.S. The Portfolio has an unlimited right to purchase securities in any foreign country, developed or undeveloped. From time to time, based on economic conditions, the Portfolio may have significant investments in one or more countries or in particular sectors.

The Portfolio's investments in equity securities may include small, medium and large capitalization issues that the Portfolio's adviser believes are undervalued. The strategy for the Portfolio will reflect a bottom-up, value oriented and long-term investment philosophy. In choosing equity investments, the adviser will focus on the market price of a company's securities in relation to the company's long-term earnings (typically 5 years), asset value and cash flow potential. A company's historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered. The Portfolio invests primarily in foreign common stocks.

The adviser may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company's fundamentals.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities or in foreign, developed countries. This risk is due to smaller markets, illiquidity, significant price and market volatility, currency, interest rate and commodity price fluctuations, restrictions on foreign investment, changes in tax policy, differing securities market structures, higher transaction costs, and various administrative difficulties, such as delays in executing, clearing and settling portfolio transactions or in receiving payment of dividends.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities and may be less liquid, more volatile, and harder to value than U.S. securities.

•

Geographic Concentration Risk – The Portfolio's performance could be more volatile than that of a more geographically diversified fund as a result of the Portfolio investing a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio's performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 2nd – '09 26.04% Worst Qtr: 4th – '08 -21.31%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
International Equity Portfolio | MSCI All Country World (ex-US) Index (Gross)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.60%
5 Yrs	rr_AverageAnnualReturnYear05	5.29%
10 Yrs	rr_AverageAnnualReturnYear10	5.97%
International Equity Portfolio | MSCI EAFE (Europe-Australasia-Far East) Index (Gross)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.21%
5 Yrs	rr_AverageAnnualReturnYear05	2.94%
10 Yrs	rr_AverageAnnualReturnYear10	3.94%
International Equity Portfolio | Lipper Variable Insurance Products (VIP) International Value Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.18%
5 Yrs	rr_AverageAnnualReturnYear05	1.03%
10 Yrs	rr_AverageAnnualReturnYear10	3.20%

[1]	The Portfolio's investment adviser has entered into a written agreement to waive a portion of its management fee, such that the management fee is 0.80% on the Portfolio's first $50 million of assets, 0.60% on assets from $50 million to $1 billion and 0.58% on assets from $1 billion to $1.5 billion. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2012.

Emerging Markets Equity Portfolio – Summary
INVESTMENT OBJECTIVE
The Portfolio's investment objective is to seek capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Emerging Markets Equity Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Emerging Markets Equity Portfolio
Management Fee		1.14%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.43%
Total Annual Portfolio Operating Expenses		1.57%
Expense Reimbursement		(0.07%)
Total Annual Portfolio Operating Expenses After Fee Waiver	[1]	1.50%
[1]	The Portfolio's investment adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, and extraordinary expenses) to an annual rate of 1.50% of the Portfolio's average net assets. This expense limitation agreement may be terminated by the adviser at any time after April 30, 2012.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Emerging Markets Equity Portfolio	153	486	846	1,859

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 51.60% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers that are tied economically to emerging market countries. Such equity securities may include common stocks, preferred stocks, securities convertible into stock and depositary receipts for those securities. Emerging market countries may include countries determined by the Portfolio's adviser to have emerging market economies, taking into account a number of factors, including whether a particular country has a low to middle economy according to the International Bank for Reconstruction and Development (the World Bank), the country's foreign currency debt rating, its political and economic stability, and the development of its financial and capital markets. Currently, such countries are located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe. In seeking to achieve its investment objective, the Portfolio may engage in active and frequent trading.

The Portfolio may invest in companies of any size. Although the Portfolio is diversified, the Portfolio may invest a relatively large percentage of its assets in a single issuer or a small number of issuers. The adviser may invest a relatively large percentage of the Portfolio's assets in issuers in a single country, a small number of countries, or a particular geographic region.

The adviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality and other factors may also be considered.

The Portfolio may sell securities for a variety of reasons such as to seek to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities or in foreign, developed countries. This risk is due to smaller markets, illiquidity, significant price and market volatility, currency, interest rate and commodity price fluctuations, restrictions on foreign investment, changes in tax policy, differing securities market structures, higher transaction costs, and various administrative difficulties, such as delays in executing, clearing and settling portfolio transactions or in receiving payment of dividends.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Focus Risk – The Portfolio's performance could be more closely tied to the value of a single security or small number of securities because, although diversified, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio's performance could be more volatile than the performance of funds that hold a greater number of securities.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities.

•

Geographic Concentration Risk – The Portfolio's performance could be more volatile than that of a more geographically diversified fund as a result of the Portfolio investing a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio's performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.

•	High Portfolio Turnover Risk – Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio's performance.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Liquidity Risk –Particular investments, such as restricted securities, small and micro cap stocks, foreign securities and derivatives, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Micro Cap Company Risk – Investing in micro cap stocks may cause the Portfolio to experience more rapid and extreme changes in value than a fund that invests solely in small, mid and large cap stocks due to a more limited track record, narrower product markets, more limited resources higher risk of failure, and less liquid trading markets.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – '09 30.57% Worst Qtr: 3rd – '08 -30.50%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	Since Inception	Inception Date
Emerging Markets Equity Portfolio	24.08%	4.52%	Apr 30, 2007
Emerging Markets Equity Portfolio MSCI Emerging Markets Index	19.20%	7.49%
Emerging Markets Equity Portfolio Lipper Variable Insurance Products (VIP) Emerging Markets Funds Average	18.61%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Emerging Markets Equity Portfolio | Emerging Markets Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	1.14%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.57%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.50%	[1]
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	846
10 Years	rr_ExpenseExampleYear10	1,859
Annual Return 2008	rr_AnnualReturn2008	(55.22%)
Annual Return 2009	rr_AnnualReturn2009	69.73%
Annual Return 2010	rr_AnnualReturn2010	24.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.50%)
1 Yr	rr_AverageAnnualReturnYear01	24.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Emerging Markets Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Equity Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 51.60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers that are tied economically to emerging market countries. Such equity securities may include common stocks, preferred stocks, securities convertible into stock and depositary receipts for those securities. Emerging market countries may include countries determined by the Portfolio's adviser to have emerging market economies, taking into account a number of factors, including whether a particular country has a low to middle economy according to the International Bank for Reconstruction and Development (the World Bank), the country's foreign currency debt rating, its political and economic stability, and the development of its financial and capital markets. Currently, such countries are located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe. In seeking to achieve its investment objective, the Portfolio may engage in active and frequent trading.

The Portfolio may invest in companies of any size. Although the Portfolio is diversified, the Portfolio may invest a relatively large percentage of its assets in a single issuer or a small number of issuers. The adviser may invest a relatively large percentage of the Portfolio's assets in issuers in a single country, a small number of countries, or a particular geographic region.

The adviser uses a bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality and other factors may also be considered.

The Portfolio may sell securities for a variety of reasons such as to seek to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities or in foreign, developed countries. This risk is due to smaller markets, illiquidity, significant price and market volatility, currency, interest rate and commodity price fluctuations, restrictions on foreign investment, changes in tax policy, differing securities market structures, higher transaction costs, and various administrative difficulties, such as delays in executing, clearing and settling portfolio transactions or in receiving payment of dividends.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Focus Risk – The Portfolio's performance could be more closely tied to the value of a single security or small number of securities because, although diversified, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio's performance could be more volatile than the performance of funds that hold a greater number of securities.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities.

•

Geographic Concentration Risk – The Portfolio's performance could be more volatile than that of a more geographically diversified fund as a result of the Portfolio investing a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio's performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.

•	High Portfolio Turnover Risk – Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio's performance.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Liquidity Risk –Particular investments, such as restricted securities, small and micro cap stocks, foreign securities and derivatives, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Micro Cap Company Risk – Investing in micro cap stocks may cause the Portfolio to experience more rapid and extreme changes in value than a fund that invests solely in small, mid and large cap stocks due to a more limited track record, narrower product markets, more limited resources higher risk of failure, and less liquid trading markets.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 2nd – '09 30.57% Worst Qtr: 3rd – '08 -30.50%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Emerging Markets Equity Portfolio | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	19.20%
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%
Emerging Markets Equity Portfolio | Lipper Variable Insurance Products (VIP) Emerging Markets Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	18.61%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	The Portfolio's investment adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, and extraordinary expenses) to an annual rate of 1.50% of the Portfolio's average net assets. This expense limitation agreement may be terminated by the adviser at any time after April 30, 2012.

Money Market Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to realize maximum current income to the extent consistent with liquidity and stability of capital.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Money Market Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Money Market Portfolio
Management Fee	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.30%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio	31	97	169	381

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests only in high quality, short term money market instruments that present minimal credit risks, as determined by management. While the Portfolio seeks to achieve its investment objective by investing primarily in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations, it also may invest up to 3% of total assets in money market securities that are in the second-highest rating category for short-term obligations. The Portfolio may invest only in U.S. dollar denominated securities that mature in 397 days or fewer from the date of purchase.

The Portfolio primarily invests in the following types of securities: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; commercial paper; and repurchase agreements. The Portfolio may invest more than 25% of its total assets in securities or obligations issued by U.S. banks. The Portfolio's investments will comply with applicable rules governing the quality, maturity, liquidity and diversification of securities held by money market funds.

The Portfolio attempts to maximize its return by trading to take advantage of changing money market conditions and trends. The Portfolio will also trade to take advantage of what are believed to be disparities in yield relationships between different money market instruments. This procedure may increase or decrease the Portfolio's yield depending upon management's ability to correctly time and execute such transactions.

Because the Portfolio intends to purchase only securities that mature in 397 days or fewer from the date of purchase, the level of purchases will be relatively high. However, as transaction costs on Portfolio investments are generally not substantial, the high level of purchases is not expected to adversely affect the Portfolio's net asset value or net income.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

PRINCIPAL RISKS

The main risks of investing in the Portfolio are identified below.

•

Concentration Risk – Because the Portfolio will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Portfolio. These risks generally include interest rate risk, credit risk and risks associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

•

Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security or the counterparty to a repurchase agreement is unwilling or unable to meet its financial obligations.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline. A low interest rate environment poses additional risks to the Portfolio. Low yields on the Portfolio's holdings may have an adverse impact on the Portfolio's ability to provide a positive yield to its shareholders, pay expenses out of Portfolio assets or, at times, maintain a stable  $1.00 share price.

•

Liquidity Risk – Particular investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 4th – '07 1.37% Worst Qtr: 1st – '10 0.06%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	5 Yrs	10 Yrs
Money Market Portfolio	0.29%	2.77%	2.50%
Money Market Portfolio Lipper Variable Insurance Products (VIP) Money Market Instrument Funds Average	0.01%	2.34%	2.11%

For the seven-day period ended March 31, 2011, the Money Market Portfolio's yield was 0.26% and was equivalent to a compound effective yield of 0.27%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Money Market Portfolio | Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.30%
1 Year	rr_ExpenseExampleYear01	31
3 Years	rr_ExpenseExampleYear03	97
5 Years	rr_ExpenseExampleYear05	169
10 Years	rr_ExpenseExampleYear10	381
Annual Return 2001	rr_AnnualReturn2001	3.91%
Annual Return 2002	rr_AnnualReturn2002	1.65%
Annual Return 2003	rr_AnnualReturn2003	1.23%
Annual Return 2004	rr_AnnualReturn2004	1.43%
Annual Return 2005	rr_AnnualReturn2005	2.98%
Annual Return 2006	rr_AnnualReturn2006	4.86%
Annual Return 2007	rr_AnnualReturn2007	5.28%
Annual Return 2008	rr_AnnualReturn2008	2.76%
Annual Return 2009	rr_AnnualReturn2009	0.76%
Annual Return 2010	rr_AnnualReturn2010	0.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.06%
1 Yr	rr_AverageAnnualReturnYear01	0.29%
5 Yrs	rr_AverageAnnualReturnYear05	2.77%
10 Yrs	rr_AverageAnnualReturnYear10	2.50%
Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Money Market Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to realize maximum current income to the extent consistent with liquidity and stability of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests only in high quality, short term money market instruments that present minimal credit risks, as determined by management. While the Portfolio seeks to achieve its investment objective by investing primarily in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations, it also may invest up to 3% of total assets in money market securities that are in the second-highest rating category for short-term obligations. The Portfolio may invest only in U.S. dollar denominated securities that mature in 397 days or fewer from the date of purchase.

The Portfolio primarily invests in the following types of securities: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; commercial paper; and repurchase agreements. The Portfolio may invest more than 25% of its total assets in securities or obligations issued by U.S. banks. The Portfolio's investments will comply with applicable rules governing the quality, maturity, liquidity and diversification of securities held by money market funds.

The Portfolio attempts to maximize its return by trading to take advantage of changing money market conditions and trends. The Portfolio will also trade to take advantage of what are believed to be disparities in yield relationships between different money market instruments. This procedure may increase or decrease the Portfolio's yield depending upon management's ability to correctly time and execute such transactions.

Because the Portfolio intends to purchase only securities that mature in 397 days or fewer from the date of purchase, the level of purchases will be relatively high. However, as transaction costs on Portfolio investments are generally not substantial, the high level of purchases is not expected to adversely affect the Portfolio's net asset value or net income.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The main risks of investing in the Portfolio are identified below.

•

Concentration Risk – Because the Portfolio will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Portfolio. These risks generally include interest rate risk, credit risk and risks associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

•

Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security or the counterparty to a repurchase agreement is unwilling or unable to meet its financial obligations.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline. A low interest rate environment poses additional risks to the Portfolio. Low yields on the Portfolio's holdings may have an adverse impact on the Portfolio's ability to provide a positive yield to its shareholders, pay expenses out of Portfolio assets or, at times, maintain a stable  $1.00 share price.

•

Liquidity Risk – Particular investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	it is possible to lose money by investing in the Portfolio.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 4th – '07 1.37% Worst Qtr: 1st – '10 0.06%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	For the seven-day period ended March 31, 2011, the Money Market Portfolio's yield was 0.26% and was equivalent to a compound effective yield of 0.27%.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the seven-day period ended March 31, 2011, the Money Market Portfolio's yield was 0.26%
Money Market Seven Day Effective Yield Caption [Text}	cik000742212a_MoneyMarketSevenDayEffectiveYieldCaptionText	compound effective yield
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.26%
Money Market Seven Day Effective Yield	cik000742212a_MoneyMarketSevenDayEffectiveYield	0.27%
Money Market Portfolio | Lipper Variable Insurance Products (VIP) Money Market Instrument Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	0.01%
5 Yrs	rr_AverageAnnualReturnYear05	2.34%
10 Yrs	rr_AverageAnnualReturnYear10	2.11%

Short-Term Bond Portfolio – Summary
INVESTMENT OBJECTIVE
The primary investment objective of the Portfolio is to provide as high a level of current income as is consistent with prudent investment risk.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Short-Term Bond Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Short-Term Bond Portfolio
Management Fee	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.39%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Short-Term Bond Portfolio	40	125	219	493

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 115.08% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Investment grade securities are securities rated "investment grade" by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's), or, if unrated, determined by the Portfolio's adviser to be of comparable quality. The Portfolio may invest up to 20% of net assets in non-investment grade, high yield/high risk bonds (so called "junk bonds"). Also, the Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objective, including (i) government issued foreign debt denominated in a foreign currency and not publicly traded in the U.S. and (ii) U.S. currency denominated foreign debt. Debt securities may be of any duration, but under normal market conditions, the Portfolio attempts to maintain an effective duration (the percentage price change of the Portfolio, stated in years, for a given change in interest rates, and adjusted for prepayments and yield curve shifts for mortgage based securities) of between zero and three years, and a dollar weighted average maturity of not more than three years. The Portfolio may invest in mortgage- and asset-backed securities, and may utilize futures and forward contracts to adjust the Portfolio's duration and yield curve exposure, to hedge foreign currency exposure or for any other permissible purpose in keeping with its investment objective.

In selecting securities for the Portfolio, the adviser develops an outlook for interest rates and the economy, analyzes credit and call risks, and uses other security selection techniques. The adviser uses both a top-down and bottom-up investment approach to construct the portfolio of investments. The top-down investment approach involves an evaluation by the adviser of the overall economic environment and its potential impact on the level and direction of interest rates. The adviser then identifies sectors it believes have the best potential for performance based on economic and business cycles. The bottom-up investment approach focuses on fundamental research of issuers to identify issuers that appear to have strong relative credit quality, solid balance sheets, improving company specific fundamentals and free cash flows. The proportion of the Portfolio's assets committed to investments in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the adviser's outlook for the economy, the financial markets and other factors.

The adviser may sell a portfolio security for a variety of reasons, including to secure gains, limit losses, or to redeploy assets into more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•	Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Debt Obligations of Foreign Governments Risk – The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. The market prices of debt obligations of governments and their agencies, and the Portfolio's net asset value, may be more volatile than prices of U.S. debt obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, maybe more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Liquidity Risk – Particular fixed income or derivative investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr:1st – '09 2.53% Worst Qtr: 3rd – '08 -1.06%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	Since Inception	Inception Date
Short-Term Bond Portfolio	3.63%	4.53%	Apr 30, 2007
Short-Term Bond Portfolio Barclays Capital U.S. Aggregate 1-3 Years Index	2.62%	4.64%
Short-Term Bond Portfolio Lipper Variable Insurance Products (VIP) Short-Intermediate Investment Grade Debt Funds Average	3.34%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Short-Term Bond Portfolio | Short-Term Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.39%
1 Year	rr_ExpenseExampleYear01	40
3 Years	rr_ExpenseExampleYear03	125
5 Years	rr_ExpenseExampleYear05	219
10 Years	rr_ExpenseExampleYear10	493
Annual Return 2008	rr_AnnualReturn2008	2.71%
Annual Return 2009	rr_AnnualReturn2009	7.22%
Annual Return 2010	rr_AnnualReturn2010	3.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.06%)
1 Yr	rr_AverageAnnualReturnYear01	3.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Short-Term Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short-Term Bond Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Portfolio is to provide as high a level of current income as is consistent with prudent investment risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 115.08% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.08%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Investment grade securities are securities rated "investment grade" by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's), or, if unrated, determined by the Portfolio's adviser to be of comparable quality. The Portfolio may invest up to 20% of net assets in non-investment grade, high yield/high risk bonds (so called "junk bonds"). Also, the Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objective, including (i) government issued foreign debt denominated in a foreign currency and not publicly traded in the U.S. and (ii) U.S. currency denominated foreign debt. Debt securities may be of any duration, but under normal market conditions, the Portfolio attempts to maintain an effective duration (the percentage price change of the Portfolio, stated in years, for a given change in interest rates, and adjusted for prepayments and yield curve shifts for mortgage based securities) of between zero and three years, and a dollar weighted average maturity of not more than three years. The Portfolio may invest in mortgage- and asset-backed securities, and may utilize futures and forward contracts to adjust the Portfolio's duration and yield curve exposure, to hedge foreign currency exposure or for any other permissible purpose in keeping with its investment objective.

In selecting securities for the Portfolio, the adviser develops an outlook for interest rates and the economy, analyzes credit and call risks, and uses other security selection techniques. The adviser uses both a top-down and bottom-up investment approach to construct the portfolio of investments. The top-down investment approach involves an evaluation by the adviser of the overall economic environment and its potential impact on the level and direction of interest rates. The adviser then identifies sectors it believes have the best potential for performance based on economic and business cycles. The bottom-up investment approach focuses on fundamental research of issuers to identify issuers that appear to have strong relative credit quality, solid balance sheets, improving company specific fundamentals and free cash flows. The proportion of the Portfolio's assets committed to investments in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the adviser's outlook for the economy, the financial markets and other factors.

The adviser may sell a portfolio security for a variety of reasons, including to secure gains, limit losses, or to redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•	Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Debt Obligations of Foreign Governments Risk – The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. The market prices of debt obligations of governments and their agencies, and the Portfolio's net asset value, may be more volatile than prices of U.S. debt obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, maybe more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Liquidity Risk – Particular fixed income or derivative investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr:1st – '09 2.53% Worst Qtr: 3rd – '08 -1.06%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Short-Term Bond Portfolio | Barclays Capital U.S. Aggregate 1-3 Years Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	2.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.64%
Short-Term Bond Portfolio | Lipper Variable Insurance Products (VIP) Short-Intermediate Investment Grade Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.34%
Since Inception	rr_AverageAnnualReturnSinceInception

Select Bond Portfolio – Summary
INVESTMENT OBJECTIVE
The primary investment objective of the Portfolio is to provide as high a level of total return as is consistent with prudent investment risk.
A secondary objective is to seek preservation of shareholders' capital.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Select Bond Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Select Bond Portfolio
Management Fee	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Portfolio Operating Expenses	0.30%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Select Bond Portfolio	31	97	169	381

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 112.85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year. Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's), or, if unrated, determined by the Portfolio's adviser to be of comparable quality. The Portfolio may invest up to 20% of net assets in non-investment grade, high yield/high risk bonds (so called "junk bonds"). Also, the Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objective, including (i) government issued foreign debt denominated in a foreign currency and not publicly traded in the U.S. and (ii) U. S. currency denominated foreign debt. Debt securities may be of any duration, but under normal market conditions, the Portfolio attempts to maintain an effective duration (the percentage price change of the Portfolio, stated in years, for a given interest rate, and adjusted for prepayments and yield curve shifts for mortgage based securities) of between three and eight years and a dollar weighted average maturity of between five and ten years. The Portfolio may invest in mortgage- and asset-backed securities, and may utilize futures and forward contracts and swap agreements to adjust the Portfolio's duration and yield curve exposure, to hedge foreign currency exposure or for any other permissible purpose in keeping with its investment objective. From time to time, the Portfolio may lend its portfolio securities to brokers, dealers or other financial institutions to seek to achieve income.

In selecting securities for the Portfolio, the adviser develops an outlook for interest rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The adviser uses both a top-down and bottom-up investment approach to construct the portfolio of investments. The top-down investment approach involves an evaluation by the adviser of the overall economic environment and its potential impact on the level and direction of interest rates. The adviser then identifies sectors it believes have the best potential for performance based on economic and business cycles. The bottom-up investment approach focuses on fundamental research of issuers to identify issuers that appear to have strong relative credit quality, solid balance sheets, improving company specific fundamentals and free cash flows. The proportion of the Portfolio's assets committed to investments in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the adviser's outlook for the economy, the financial markets and other factors. The "total return" sought by the Portfolio consists of current income, including interest and discount accruals, and capital appreciation.

The adviser may sell a portfolio security for a variety of reasons, including to secure gains, limit losses, or to redeploy assets into more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•	Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Debt Obligations of Foreign Governments Risk – The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. The market prices of debt obligations of governments and their agencies, and the Portfolio's net asset value, may be more volatile than prices of U.S. debt obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. The risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, maybe more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Liquidity Risk – Particular fixed income or derivative investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

•

Securities Lending Risk – Lending portfolio securities to brokers, dealers and financial institutions risks possible loss of rights in the collateral should the borrower fail which may cause the Portfolio to lose money.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 3rd – '02 6.76% Worst Qtr: 2nd – '04 -3.16%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	5 Yrs	10 Yrs
Select Bond Portfolio	6.59%	5.85%	6.38%
Select Bond Portfolio Barclays Capital U.S. Aggregate Index	6.54%	5.80%	5.84%
Select Bond Portfolio Lipper Variable Insurance Products (VIP) Corporate Debt Funds A-Rated Average	8.18%	4.80%	5.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Select Bond Portfolio | Select Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.30%
1 Year	rr_ExpenseExampleYear01	31
3 Years	rr_ExpenseExampleYear03	97
5 Years	rr_ExpenseExampleYear05	169
10 Years	rr_ExpenseExampleYear10	381
Annual Return 2001	rr_AnnualReturn2001	10.37%
Annual Return 2002	rr_AnnualReturn2002	12.09%
Annual Return 2003	rr_AnnualReturn2003	5.49%
Annual Return 2004	rr_AnnualReturn2004	4.75%
Annual Return 2005	rr_AnnualReturn2005	2.22%
Annual Return 2006	rr_AnnualReturn2006	3.74%
Annual Return 2007	rr_AnnualReturn2007	6.39%
Annual Return 2008	rr_AnnualReturn2008	3.26%
Annual Return 2009	rr_AnnualReturn2009	9.37%
Annual Return 2010	rr_AnnualReturn2010	6.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.16%)
1 Yr	rr_AverageAnnualReturnYear01	6.59%
5 Yrs	rr_AverageAnnualReturnYear05	5.85%
10 Yrs	rr_AverageAnnualReturnYear10	6.38%
Select Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Select Bond Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Portfolio is to provide as high a level of total return as is consistent with prudent investment risk.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary objective is to seek preservation of shareholders' capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 112.85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.85%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year. Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's), or, if unrated, determined by the Portfolio's adviser to be of comparable quality. The Portfolio may invest up to 20% of net assets in non-investment grade, high yield/high risk bonds (so called "junk bonds"). Also, the Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objective, including (i) government issued foreign debt denominated in a foreign currency and not publicly traded in the U.S. and (ii) U. S. currency denominated foreign debt. Debt securities may be of any duration, but under normal market conditions, the Portfolio attempts to maintain an effective duration (the percentage price change of the Portfolio, stated in years, for a given interest rate, and adjusted for prepayments and yield curve shifts for mortgage based securities) of between three and eight years and a dollar weighted average maturity of between five and ten years. The Portfolio may invest in mortgage- and asset-backed securities, and may utilize futures and forward contracts and swap agreements to adjust the Portfolio's duration and yield curve exposure, to hedge foreign currency exposure or for any other permissible purpose in keeping with its investment objective. From time to time, the Portfolio may lend its portfolio securities to brokers, dealers or other financial institutions to seek to achieve income.

In selecting securities for the Portfolio, the adviser develops an outlook for interest rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The adviser uses both a top-down and bottom-up investment approach to construct the portfolio of investments. The top-down investment approach involves an evaluation by the adviser of the overall economic environment and its potential impact on the level and direction of interest rates. The adviser then identifies sectors it believes have the best potential for performance based on economic and business cycles. The bottom-up investment approach focuses on fundamental research of issuers to identify issuers that appear to have strong relative credit quality, solid balance sheets, improving company specific fundamentals and free cash flows. The proportion of the Portfolio's assets committed to investments in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the adviser's outlook for the economy, the financial markets and other factors. The "total return" sought by the Portfolio consists of current income, including interest and discount accruals, and capital appreciation.

The adviser may sell a portfolio security for a variety of reasons, including to secure gains, limit losses, or to redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•	Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Debt Obligations of Foreign Governments Risk – The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. The market prices of debt obligations of governments and their agencies, and the Portfolio's net asset value, may be more volatile than prices of U.S. debt obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. The risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, maybe more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Liquidity Risk – Particular fixed income or derivative investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

•

Securities Lending Risk – Lending portfolio securities to brokers, dealers and financial institutions risks possible loss of rights in the collateral should the borrower fail which may cause the Portfolio to lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 3rd – '02 6.76% Worst Qtr: 2nd – '04 -3.16%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Select Bond Portfolio | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.54%
5 Yrs	rr_AverageAnnualReturnYear05	5.80%
10 Yrs	rr_AverageAnnualReturnYear10	5.84%
Select Bond Portfolio | Lipper Variable Insurance Products (VIP) Corporate Debt Funds A-Rated Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.18%
5 Yrs	rr_AverageAnnualReturnYear05	4.80%
10 Yrs	rr_AverageAnnualReturnYear10	5.26%

Long-Term U.S. Government Bond Portfolio –Summary
INVESTMENT OBJECTIVE
The Portfolio's investment objective is to seek maximum total return, consistent with preservation of capital and prudent investment management.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Long-Term US Government Bond Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Long-Term US Government Bond Portfolio
Management Fee		0.56%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.06%
Total Annual Portfolio Operating Expenses	[1][2]	0.62%
[1]	Restated to include estimated interest expenses of 0.01%.
[2]	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses").

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Long-Term US Government Bond Portfolio	63	199	346	774

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 525.61% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises ("U.S. Government Securities"). Assets not invested in U.S. Government Securities may be invested in other types of non-government related investment grade fixed income instruments, such as corporate debt securities of U.S. issuers and mortgage- and asset-backed securities, subject to the quality restrictions described below. The Portfolio may also invest up to 10% of its net assets in preferred stocks.

The Portfolio may also obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when the adviser deems it appropriate to do so. The Portfolio will normally have a minimum average portfolio duration of eight years and, for point of reference, the dollar weighted average maturity of the Portfolio is expected to be more than ten years.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, in municipal bonds or in mortgage- or asset-backed securities, subject to the Portfolio's objective and the Fund's policies. The adviser may invest in derivatives at any time it deems appropriate. It will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments or to adjust the overall duration of the Portfolio. The potential leverage created by use of derivatives may cause the Portfolio to be more sensitive to interest rate movements and thus more volatile than other long-term U.S. government bond funds that do not use derivatives. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements.

The Portfolio's investments in fixed income securities are limited to investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least A by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by the adviser to be of comparable quality. If a downgrade in the rating of a security in which the Portfolio is invested causes it to fall outside these parameters, the adviser will sell the impacted security as soon as reasonably practicable. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody's or equivalently rated by S&P or Fitch, and may only invest up to 25% of its total assets in securities rated Aa by Moody's or equivalently rated by S&P or Fitch.

The Portfolio may sell a position when, in the adviser's opinion, it no longer represents a good value, when a superior risk/return opportunity exists in a substitute position, or when it no longer fits within the Portfolio's macroeconomic or structural strategy.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•	Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.

•

Counterparty Risk – The Portfolio may sustain a loss in the event the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, defaults on a contract or fails to perform by failing to pay amounts due, failing to fulfill delivery conditions, or failing to otherwise comply with the terms of the contract. Counterparty risk is inherent in many transactions, including derivatives transactions.

•

Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract is unwilling or unable to meet its financial obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•	High Portfolio Turnover Risk – Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio's performance.

•	Inflation Risk – Your investment in the Portfolio may not provide enough income to keep pace with inflation.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline. A Portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

•

Leverage Risk – Certain transactions, such as reverse repurchase agreements, loans of portfolios securities, when issued, delayed delivery or forward commitments transactions, or the use of derivative transactions, may give rise to leverage, causing more volatility than if the Portfolio had not been leveraged.

•

Liquidity Risk – Particular fixed income or derivative investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

•

Municipal Securities Risk – The value of municipal securities in which the Portfolio invests may be more sensitive to certain adverse conditions than other fixed income securities and the yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. Certain municipal securities may be or become highly illiquid. Illiquidity may be exacerbated from time to time by market or economic events. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks.

•

Short Sale Risk – The risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

•

When Issued, Delayed Delivery and Forward Commitment Risk – When issued, delayed delivery purchases and forward commitment transactions involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Portfolio's overall investment exposure.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 4th – '08 16.87% Worst Qtr: 4th – '10 -8.31%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	Since Inception	Inception Date
Long-Term US Government Bond Portfolio	10.62%	8.22%	Apr 30, 2007
Long-Term US Government Bond Portfolio Barclays Capital Long-Term U.S. Treasury Index	9.38%	6.81%
Long-Term US Government Bond Portfolio Lipper Variable Insurance Products (VIP) General U.S. Government Funds Average	5.89%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Long-Term US Government Bond Portfolio | Long-Term US Government Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.56%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.62%	[1],[2]
1 Year	rr_ExpenseExampleYear01	63
3 Years	rr_ExpenseExampleYear03	199
5 Years	rr_ExpenseExampleYear05	346
10 Years	rr_ExpenseExampleYear10	774
Annual Return 2008	rr_AnnualReturn2008	20.76%
Annual Return 2009	rr_AnnualReturn2009	(6.98%)
Annual Return 2010	rr_AnnualReturn2010	10.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.31%)
1 Yr	rr_AverageAnnualReturnYear01	10.62%
Since Inception	rr_AverageAnnualReturnSinceInception	8.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Long-Term US Government Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Long-Term U.S. Government Bond Portfolio –Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to seek maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 525.61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	525.61%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to include estimated interest expenses of 0.01%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises ("U.S. Government Securities"). Assets not invested in U.S. Government Securities may be invested in other types of non-government related investment grade fixed income instruments, such as corporate debt securities of U.S. issuers and mortgage- and asset-backed securities, subject to the quality restrictions described below. The Portfolio may also invest up to 10% of its net assets in preferred stocks.

The Portfolio may also obtain exposure to U.S. Government Securities through the use of futures contracts (including related options) with respect to such securities, and options on such securities, when the adviser deems it appropriate to do so. The Portfolio will normally have a minimum average portfolio duration of eight years and, for point of reference, the dollar weighted average maturity of the Portfolio is expected to be more than ten years.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, in municipal bonds or in mortgage- or asset-backed securities, subject to the Portfolio's objective and the Fund's policies. The adviser may invest in derivatives at any time it deems appropriate. It will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments or to adjust the overall duration of the Portfolio. The potential leverage created by use of derivatives may cause the Portfolio to be more sensitive to interest rate movements and thus more volatile than other long-term U.S. government bond funds that do not use derivatives. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements.

The Portfolio's investments in fixed income securities are limited to investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least A by Moody's or equivalently rated by S&P or Fitch, or, if unrated, determined by the adviser to be of comparable quality. If a downgrade in the rating of a security in which the Portfolio is invested causes it to fall outside these parameters, the adviser will sell the impacted security as soon as reasonably practicable. In addition, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody's or equivalently rated by S&P or Fitch, and may only invest up to 25% of its total assets in securities rated Aa by Moody's or equivalently rated by S&P or Fitch.

The Portfolio may sell a position when, in the adviser's opinion, it no longer represents a good value, when a superior risk/return opportunity exists in a substitute position, or when it no longer fits within the Portfolio's macroeconomic or structural strategy.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•	Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.

•

Counterparty Risk – The Portfolio may sustain a loss in the event the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, defaults on a contract or fails to perform by failing to pay amounts due, failing to fulfill delivery conditions, or failing to otherwise comply with the terms of the contract. Counterparty risk is inherent in many transactions, including derivatives transactions.

•

Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract is unwilling or unable to meet its financial obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•	High Portfolio Turnover Risk – Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio's performance.

•	Inflation Risk – Your investment in the Portfolio may not provide enough income to keep pace with inflation.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline. A Portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

•

Leverage Risk – Certain transactions, such as reverse repurchase agreements, loans of portfolios securities, when issued, delayed delivery or forward commitments transactions, or the use of derivative transactions, may give rise to leverage, causing more volatility than if the Portfolio had not been leveraged.

•

Liquidity Risk – Particular fixed income or derivative investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

•

Municipal Securities Risk – The value of municipal securities in which the Portfolio invests may be more sensitive to certain adverse conditions than other fixed income securities and the yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. Certain municipal securities may be or become highly illiquid. Illiquidity may be exacerbated from time to time by market or economic events. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks.

•

Short Sale Risk – The risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

•

When Issued, Delayed Delivery and Forward Commitment Risk – When issued, delayed delivery purchases and forward commitment transactions involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Portfolio's overall investment exposure.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 4th – '08 16.87% Worst Qtr: 4th – '10 -8.31%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Long-Term US Government Bond Portfolio | Barclays Capital Long-Term U.S. Treasury Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	9.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.81%
Long-Term US Government Bond Portfolio | Lipper Variable Insurance Products (VIP) General U.S. Government Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.89%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	Restated to include estimated interest expenses of 0.01%.
[2]	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses").

Inflation Protection Portfolio – Summary
INVESTMENT OBJECTIVE
The Portfolio's investment objective is to pursue total return using a strategy that seeks to protect against U.S. inflation.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Inflation Protection Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	Inflation Protection Portfolio
Management Fee	0.57%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.61%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Inflation Protection Portfolio	62	195	340	762

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 68.09% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests substantially all of its assets in investment grade debt securities. To help protect against U.S. inflation, under normal conditions, the Portfolio will invest over 50% of its net assets (plus any borrowings for investment purposes) in inflation-linked debt securities. These securities include inflation-linked U.S. Treasury Securities, inflation-linked securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-linked securities issued by other entities such as domestic and foreign corporations and governments. Inflation-linked securities are designed to protect the future purchasing power of the money invested in them. The Portfolio also may invest in fixed income securities that are not linked to inflation, including mortgage- and asset-backed securities. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (so called "junk bonds").

Due to Internal Revenue Code provisions governing insurance product funds, no more than 55% of the Portfolio's assets may be invested in securities issued by the same entity. Because the number of inflation-linked debt securities issued by other entities is limited, at times the Portfolio may have a substantial position in non-inflation-linked securities. To seek to reduce the impact of this limitation, the adviser may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements, provided that such instruments are in keeping with the Portfolio's investment objective. In addition, the adviser may use credit default swaps to increase or decrease overall credit exposure. The Portfolio may purchase securities in a number of different ways to seek higher rates of return.

The adviser is not limited to a specific weighted average maturity range. However, the adviser monitors the Portfolio's weighted average maturity and seeks to adjust it as appropriate, taking into account market conditions, the current inflation rate and other relevant factors.

The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may hedge some or all of its foreign currency to seek to reduce the risk of loss due to fluctuations in the currency exchange rates, when the adviser deems it to be advantageous.

The Portfolio may sell a security for a variety of reasons, including its assessment of the security's relative attractiveness in light of its evaluation of current economic conditions or the risk of inflation, or to manage the Portfolio's maturity and credit quality standards.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•	Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.

•

Counterparty Risk – The Portfolio may sustain a loss in the event the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, defaults on a contract or fails to perform by failing to pay amounts due, failing to fulfill delivery conditions, or failing to otherwise comply with the terms of the contract. Counterparty risk is inherent in many transactions, including derivatives transactions.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Debt Obligations of Foreign Governments Risk – The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. The market prices of debt obligations of governments and their agencies, and the Portfolio's net asset value, may be more volatile than prices of U.S. debt obligations. In addition, unlike debt instruments issued by the U.S. Treasury, inflation-linked bonds issued by corporations or foreign governments do not generally provide principal protection, and in a deflationary environment, such bonds may result in the loss of principal.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged, and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, maybe more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•

Inflation Risk – Your investment in the Portfolio may not provide enough income to keep pace with inflation. To the extent that the Portfolio holds investments in non-inflation-linked debt securities, as noted above, that portion of the Portfolio will not be automatically protected from inflation.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Liquidity Risk – Particular fixed income or derivative investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr:4th – '07 4.33% Worst Qtr: 3rd – '08 -2.72%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	Since Inception	Inception Date
Inflation Protection Portfolio	5.60%	5.65%	Apr 30, 2007
Inflation Protection Portfolio Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index	6.31%	6.28%
Inflation Protection Portfolio Lipper Variable Insurance Products (VIP) General U.S. Government Funds Average	5.89%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Inflation Protection Portfolio | Inflation Protection Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.57%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
Annual Return 2008	rr_AnnualReturn2008	(1.38%)
Annual Return 2009	rr_AnnualReturn2009	9.98%
Annual Return 2010	rr_AnnualReturn2010	5.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.72%)
1 Yr	rr_AverageAnnualReturnYear01	5.60%
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Inflation Protection Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Inflation Protection Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to pursue total return using a strategy that seeks to protect against U.S. inflation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 68.09% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.09%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests substantially all of its assets in investment grade debt securities. To help protect against U.S. inflation, under normal conditions, the Portfolio will invest over 50% of its net assets (plus any borrowings for investment purposes) in inflation-linked debt securities. These securities include inflation-linked U.S. Treasury Securities, inflation-linked securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-linked securities issued by other entities such as domestic and foreign corporations and governments. Inflation-linked securities are designed to protect the future purchasing power of the money invested in them. The Portfolio also may invest in fixed income securities that are not linked to inflation, including mortgage- and asset-backed securities. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (so called "junk bonds").

Due to Internal Revenue Code provisions governing insurance product funds, no more than 55% of the Portfolio's assets may be invested in securities issued by the same entity. Because the number of inflation-linked debt securities issued by other entities is limited, at times the Portfolio may have a substantial position in non-inflation-linked securities. To seek to reduce the impact of this limitation, the adviser may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements, provided that such instruments are in keeping with the Portfolio's investment objective. In addition, the adviser may use credit default swaps to increase or decrease overall credit exposure. The Portfolio may purchase securities in a number of different ways to seek higher rates of return.

The adviser is not limited to a specific weighted average maturity range. However, the adviser monitors the Portfolio's weighted average maturity and seeks to adjust it as appropriate, taking into account market conditions, the current inflation rate and other relevant factors.

The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may hedge some or all of its foreign currency to seek to reduce the risk of loss due to fluctuations in the currency exchange rates, when the adviser deems it to be advantageous.

The Portfolio may sell a security for a variety of reasons, including its assessment of the security's relative attractiveness in light of its evaluation of current economic conditions or the risk of inflation, or to manage the Portfolio's maturity and credit quality standards.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•	Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.

•

Counterparty Risk – The Portfolio may sustain a loss in the event the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, defaults on a contract or fails to perform by failing to pay amounts due, failing to fulfill delivery conditions, or failing to otherwise comply with the terms of the contract. Counterparty risk is inherent in many transactions, including derivatives transactions.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Debt Obligations of Foreign Governments Risk – The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. The market prices of debt obligations of governments and their agencies, and the Portfolio's net asset value, may be more volatile than prices of U.S. debt obligations. In addition, unlike debt instruments issued by the U.S. Treasury, inflation-linked bonds issued by corporations or foreign governments do not generally provide principal protection, and in a deflationary environment, such bonds may result in the loss of principal.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged, and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, maybe more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•

Inflation Risk – Your investment in the Portfolio may not provide enough income to keep pace with inflation. To the extent that the Portfolio holds investments in non-inflation-linked debt securities, as noted above, that portion of the Portfolio will not be automatically protected from inflation.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Liquidity Risk – Particular fixed income or derivative investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr:4th – '07 4.33% Worst Qtr: 3rd – '08 -2.72%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Inflation Protection Portfolio | Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%
Inflation Protection Portfolio | Lipper Variable Insurance Products (VIP) General U.S. Government Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	5.89%
Since Inception	rr_AverageAnnualReturnSinceInception

High Yield Bond Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to achieve high current income and capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	High Yield Bond Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -	High Yield Bond Portfolio
Management Fee	0.45%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.47%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
High Yield Bond Portfolio	48	151	263	591

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 71.62% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in non-investment grade debt securities. Non-investment grade securities are securities rated below investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BB+ or lower by Standard & Poor's or Ba1 or lower by Moody's), or, if unrated, determined by the Portfolio's adviser to be of comparable quality.

The Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objective, including (i) foreign securities denominated in a foreign currency and not publicly traded in the U.S. and (ii) U. S. currency denominated foreign securities, including depositary receipts and depositary shares issued by U.S. banks (American Depositary Receipts) and U.S. broker-dealers (American Depositary Shares).

The securities in which the Portfolio primarily invests are considered speculative and are sometimes known as "junk bonds." These securities tend to offer higher yields than higher rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers. Some of the fixed income securities in which the Portfolio invests may be convertible securities.

The primary investment strategy of the Portfolio is identify, based on industry and credit analysis, and to invest in, industries or individual companies that are attractively priced or which have stable or improving fundamental financial characteristics relative to the overall high yield market. The success of this strategy depends on the manager's analytical and portfolio management skills. These skills are more important in the selection of high yield/high risk securities than would be the case with a portfolio of high quality bonds. In selecting securities for the Portfolio, the adviser will consider the ratings assigned by the major rating agencies, but primary reliance will be placed on the adviser's evaluation of credit and market risk in relationship to the expected rate of return.

The adviser may sell a portfolio security for a variety of reasons, such as a change in the adviser's fundamental view regarding the prospects of the issuer, a change in industry or sector outlook, or to redeploy assets into more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•	Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.

•

Convertible Securities Risk – Convertible securities can include bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Stock markets are volatile, and the price of equity securities can fluctuate based on a company's financial condition and overall market and economic conditions.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged, and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, maybe more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•	Inflation Risk – Your investment in the Portfolio may not provide enough income to keep pace with inflation.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Liquidity Risk – Particular investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. In addition, the broader market exposure which results from the Index's 2% issuer cap more closely aligns with the Portfolio's investment objective and strategy. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – '09 18.75% Worst Qtr: 4th – '08 -14.12%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	5 Yrs	10 Yrs
High Yield Bond Portfolio	14.56%	8.04%	8.28%
High Yield Bond Portfolio Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index	14.94%	8.90%	9.01%
High Yield Bond Portfolio Lipper Variable Insurance Products (VIP) High Current Yield Funds Average	13.61%	6.24%	6.81%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
High Yield Bond Portfolio | High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	591
Annual Return 2001	rr_AnnualReturn2001	5.03%
Annual Return 2002	rr_AnnualReturn2002	(2.89%)
Annual Return 2003	rr_AnnualReturn2003	29.06%
Annual Return 2004	rr_AnnualReturn2004	12.76%
Annual Return 2005	rr_AnnualReturn2005	1.39%
Annual Return 2006	rr_AnnualReturn2006	9.77%
Annual Return 2007	rr_AnnualReturn2007	2.38%
Annual Return 2008	rr_AnnualReturn2008	(21.35%)
Annual Return 2009	rr_AnnualReturn2009	45.39%
Annual Return 2010	rr_AnnualReturn2010	14.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.12%)
1 Yr	rr_AverageAnnualReturnYear01	14.56%
5 Yrs	rr_AverageAnnualReturnYear05	8.04%
10 Yrs	rr_AverageAnnualReturnYear10	8.28%
High Yield Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Bond Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to achieve high current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 71.62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.62%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in non-investment grade debt securities. Non-investment grade securities are securities rated below investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BB+ or lower by Standard & Poor's or Ba1 or lower by Moody's), or, if unrated, determined by the Portfolio's adviser to be of comparable quality.

The Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objective, including (i) foreign securities denominated in a foreign currency and not publicly traded in the U.S. and (ii) U. S. currency denominated foreign securities, including depositary receipts and depositary shares issued by U.S. banks (American Depositary Receipts) and U.S. broker-dealers (American Depositary Shares).

The securities in which the Portfolio primarily invests are considered speculative and are sometimes known as "junk bonds." These securities tend to offer higher yields than higher rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers. Some of the fixed income securities in which the Portfolio invests may be convertible securities.

The primary investment strategy of the Portfolio is identify, based on industry and credit analysis, and to invest in, industries or individual companies that are attractively priced or which have stable or improving fundamental financial characteristics relative to the overall high yield market. The success of this strategy depends on the manager's analytical and portfolio management skills. These skills are more important in the selection of high yield/high risk securities than would be the case with a portfolio of high quality bonds. In selecting securities for the Portfolio, the adviser will consider the ratings assigned by the major rating agencies, but primary reliance will be placed on the adviser's evaluation of credit and market risk in relationship to the expected rate of return.

The adviser may sell a portfolio security for a variety of reasons, such as a change in the adviser's fundamental view regarding the prospects of the issuer, a change in industry or sector outlook, or to redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•	Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.

•

Convertible Securities Risk – Convertible securities can include bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Stock markets are volatile, and the price of equity securities can fluctuate based on a company's financial condition and overall market and economic conditions.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged, and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, maybe more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•	Inflation Risk – Your investment in the Portfolio may not provide enough income to keep pace with inflation.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Liquidity Risk – Particular investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. In addition, the broader market exposure which results from the Index's 2% issuer cap more closely aligns with the Portfolio's investment objective and strategy. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 2nd – '09 18.75% Worst Qtr: 4th – '08 -14.12%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
High Yield Bond Portfolio | Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	14.94%
5 Yrs	rr_AverageAnnualReturnYear05	8.90%
10 Yrs	rr_AverageAnnualReturnYear10	9.01%
High Yield Bond Portfolio | Lipper Variable Insurance Products (VIP) High Current Yield Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.61%
5 Yrs	rr_AverageAnnualReturnYear05	6.24%
10 Yrs	rr_AverageAnnualReturnYear10	6.81%

Multi-Sector Bond Portfolio – Summary
INVESTMENT OBJECTIVE
The Portfolio's investment objective is to seek maximum total return, consistent with prudent investment management.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Multi-Sector Bond Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Multi-Sector Bond Portfolio
Management Fee		0.79%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.12%
Total Annual Portfolio Operating Expenses	[1]	0.91%
[1]	Restated to include estimated interest expenses of 0.07%.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Multi-Sector Bond Portfolio	93	290	504	1,120

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 102.10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The average portfolio duration of the Portfolio normally varies within a three- to eight-year time frame based on the Adviser's forecast for interest rates.

The Portfolio may invest all of its assets in high yield securities subject to a maximum of 10% of its total assets in securities rated below B by Moody's or equivalently rated by S&P or Fitch or, if unrated, determined by the Portfolio's adviser to be of comparable quality (so called "junk bonds"). The Portfolio may invest, without limitation, in securities denominated in foreign currencies and U.S. dollar denominated securities of foreign issuers. In addition, the Portfolio may invest without limit in fixed income securities of issuers that are economically tied to emerging securities markets. The Portfolio may invest in illiquid securities. The Portfolio may also invest up to 10% of its net assets in preferred stocks.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, in municipal bonds, or in mortgage- or asset-backed securities, subject to the Portfolio's objective and policies. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decrease in interest rates or improving credit fundamentals for a particular sector or security. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements.

In selecting securities for a Portfolio, the adviser develops an outlook for interest rates, foreign currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Portfolio's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the adviser's outlook for the U.S. and foreign economies, the financial markets and other factors.

The adviser attempts to identify areas of the bond market that are undervalued relative to the rest of the market. The adviser identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, the adviser will shift assets among sectors depending upon changes in relative valuations and credit spreads.

The Portfolio may sell a position when, in the adviser's opinion, it no longer represents a good value, when a superior risk/return opportunity exists in a substitute position, or when it no longer fits within the Portfolio's macroeconomic or structural strategy.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•	Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.

•

Counterparty Risk – The Portfolio may sustain a loss in the event the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, defaults on a contract or fails to perform by failing to pay amounts due, failing to fulfill delivery conditions, or failing to otherwise comply with the terms of the contract. Counterparty risk is inherent in many transactions, including derivatives transactions.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Investments in emerging markets impose risks different from, and greater than, investments in developed markets. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•	High Portfolio Turnover Risk – Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio's performance.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, maybe more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•	Inflation Risk – Your investment in the Portfolio may not provide enough income to keep pace with inflation.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Leverage Risk – Certain transactions, such as reverse repurchase agreements, loans of portfolios securities, inverse floaters, structured notes and the use of derivative transactions, may give rise to leverage, causing more volatility than if the Portfolio had not been leveraged.

•

Liquidity Risk – Particular fixed income or derivative investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

•

Municipal Securities Risk – The value of municipal securities in which the Portfolio invests may be more sensitive to certain adverse conditions than other fixed income securities and the yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. Certain municipal securities may be or become highly illiquid. Illiquidity may be exacerbated from time to time by market or economic events. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks.

•

Short Sale Risk – The risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

•

When Issued, Delayed Delivery and Forward Commitment Risk – When issued, delayed delivery purchases and forward commitment transactions involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Portfolio's overall investment expense.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 3rd – '09 9.27% Worst Qtr: 3rd – '08 -4.77%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	Since Inception	Inception Date
Multi-Sector Bond Portfolio	13.19%	7.43%	Apr 30, 2007
Multi-Sector Bond Portfolio Barclays Capital Global Credit Hedged USD Index	8.00%	5.60%
Multi-Sector Bond Portfolio 33 1/3% each of the following three indices: Barclays Capital Global Aggregate-Credit Component, Hedged USD; Merrill Lynch Global High-Yield BB-B Rated Constrained Index; and JPMorgan EMBI Global	11.04%	6.90%
Multi-Sector Bond Portfolio Lipper Variable Insurance Products (VIP) General Bond Funds Average	9.54%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Multi-Sector Bond Portfolio | Multi-Sector Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.91%	[1]
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
Annual Return 2008	rr_AnnualReturn2008	(6.86%)
Annual Return 2009	rr_AnnualReturn2009	22.08%
Annual Return 2010	rr_AnnualReturn2010	13.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.77%)
1 Yr	rr_AverageAnnualReturnYear01	13.19%
Since Inception	rr_AverageAnnualReturnSinceInception	7.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2007
Multi-Sector Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Sector Bond Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is to seek maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 102.10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.10%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to include estimated interest expenses of 0.07%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The average portfolio duration of the Portfolio normally varies within a three- to eight-year time frame based on the Adviser's forecast for interest rates.

The Portfolio may invest all of its assets in high yield securities subject to a maximum of 10% of its total assets in securities rated below B by Moody's or equivalently rated by S&P or Fitch or, if unrated, determined by the Portfolio's adviser to be of comparable quality (so called "junk bonds"). The Portfolio may invest, without limitation, in securities denominated in foreign currencies and U.S. dollar denominated securities of foreign issuers. In addition, the Portfolio may invest without limit in fixed income securities of issuers that are economically tied to emerging securities markets. The Portfolio may invest in illiquid securities. The Portfolio may also invest up to 10% of its net assets in preferred stocks.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, in municipal bonds, or in mortgage- or asset-backed securities, subject to the Portfolio's objective and policies. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decrease in interest rates or improving credit fundamentals for a particular sector or security. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements.

In selecting securities for a Portfolio, the adviser develops an outlook for interest rates, foreign currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of a Portfolio's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the adviser's outlook for the U.S. and foreign economies, the financial markets and other factors.

The adviser attempts to identify areas of the bond market that are undervalued relative to the rest of the market. The adviser identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, the adviser will shift assets among sectors depending upon changes in relative valuations and credit spreads.

The Portfolio may sell a position when, in the adviser's opinion, it no longer represents a good value, when a superior risk/return opportunity exists in a substitute position, or when it no longer fits within the Portfolio's macroeconomic or structural strategy.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•	Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.

•

Counterparty Risk – The Portfolio may sustain a loss in the event the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, defaults on a contract or fails to perform by failing to pay amounts due, failing to fulfill delivery conditions, or failing to otherwise comply with the terms of the contract. Counterparty risk is inherent in many transactions, including derivatives transactions.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Investments in emerging markets impose risks different from, and greater than, investments in developed markets. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•	High Portfolio Turnover Risk – Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio's performance.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, maybe more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•	Inflation Risk – Your investment in the Portfolio may not provide enough income to keep pace with inflation.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Leverage Risk – Certain transactions, such as reverse repurchase agreements, loans of portfolios securities, inverse floaters, structured notes and the use of derivative transactions, may give rise to leverage, causing more volatility than if the Portfolio had not been leveraged.

•

Liquidity Risk – Particular fixed income or derivative investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

•

Municipal Securities Risk – The value of municipal securities in which the Portfolio invests may be more sensitive to certain adverse conditions than other fixed income securities and the yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. Certain municipal securities may be or become highly illiquid. Illiquidity may be exacerbated from time to time by market or economic events. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change. The Portfolio's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks.

•

Short Sale Risk – The risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

•

When Issued, Delayed Delivery and Forward Commitment Risk – When issued, delayed delivery purchases and forward commitment transactions involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Portfolio's overall investment expense.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 3rd – '09 9.27% Worst Qtr: 3rd – '08 -4.77%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Multi-Sector Bond Portfolio | Barclays Capital Global Credit Hedged USD Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	8.00%
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%
Multi-Sector Bond Portfolio | 33 1/3% each of the following three indices: Barclays Capital Global Aggregate-Credit Component, Hedged USD; Merrill Lynch Global High-Yield BB-B Rated Constrained Index; and JPMorgan EMBI Global
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.04%
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%
Multi-Sector Bond Portfolio | Lipper Variable Insurance Products (VIP) General Bond Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	9.54%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	Restated to include estimated interest expenses of 0.07%.

Balanced Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Balanced Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Balanced Portfolio
Management Fee		0.30%
Distribution and Service (12b-1) Fees		none
Other Expenses		none
Acquired Fund Fees and Expenses		0.03%
Total Annual Portfolio Operating Expenses	[1]	0.33%
[1]	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses").

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Balanced Portfolio	34	106	185	418

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 81.33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Investing in the stock, bond and money market sectors, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets according to the following benchmarks:

Equity Securities	Fixed Income or Debt Securities	Cash Equivalents
35 – 55%	40 – 60%	0 – 20%

These benchmarks are not minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any component.

Equity investments will be actively managed and may consist of small, mid and large capitalization companies and foreign stocks based on the adviser's economic and market outlook, and its perceived opportunities in each class. The Portfolio will employ both "growth" and "value" styles in managing the equity sector. Debt securities will generally consist primarily of investment grade debt securities with maturities exceeding one year, though the Portfolio may invest up to 20% of the Portfolio's total net assets in non-investment grade debt securities (often called "junk bonds"). The cash equivalent portion of the Portfolio may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker's acceptances, certificates of deposit and time deposits.

Up to 50% of the Portfolio's net assets may be invested in foreign securities, up to a maximum of 25% in foreign stocks and 25% in foreign bonds. The adviser may overweight or underweight the sector, industry or country exposure of the international equity portion of the Portfolio (versus applicable benchmarks) based on the adviser's assessment of the relative attractiveness of such sectors, industries and countries. When the adviser deems it to be more efficient or advantageous, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser's view on style or term structure and duration, to provide increased flexibility in asset allocation or to hedge foreign currency exposure. The Portfolio may also invest in mortgage- and asset-backed securities. From time to time, the Portfolio may lend its portfolio securities to brokers, dealers or other financial institutions to seek to achieve income.

The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of stocks, but who also want the income potential of bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds stock investments.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Asset Allocation Risk – This Portfolio allocates its investments between equity and fixed income securities, and among various segments of markets, based upon judgments made by the adviser. The Portfolio could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, maybe more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

•

Securities Lending Risk – Lending portfolio securities to brokers, dealers and financial institutions risks possible loss of rights in the collateral should the borrower fail which may cause the Portfolio to lose money.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr:3rd – '09 11.15% Worst Qtr: 4th – '08 -12.20%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	5 Yrs	10 Yrs
Balanced Portfolio	11.96%	4.25%	3.82%
Balanced Portfolio S&P 500 Index	15.06%	2.29%	1.41%
Balanced Portfolio Barclays Capital U.S. Aggregate Index	6.54%	5.80%	5.84%
Balanced Portfolio Balanced Portfolio Blended Composite	12.14%	5.17%	4.96%
Balanced Portfolio Lipper Variable Insurance Products (VIP) Mixed-Asset Target Allocation Moderate Funds Average	11.28%	3.85%	3.73%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Balanced Portfolio | Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.33%	[1]
1 Year	rr_ExpenseExampleYear01	34
3 Years	rr_ExpenseExampleYear03	106
5 Years	rr_ExpenseExampleYear05	185
10 Years	rr_ExpenseExampleYear10	418
Annual Return 2001	rr_AnnualReturn2001	(3.15%)
Annual Return 2002	rr_AnnualReturn2002	(7.54%)
Annual Return 2003	rr_AnnualReturn2003	17.99%
Annual Return 2004	rr_AnnualReturn2004	7.89%
Annual Return 2005	rr_AnnualReturn2005	3.59%
Annual Return 2006	rr_AnnualReturn2006	10.42%
Annual Return 2007	rr_AnnualReturn2007	6.15%
Annual Return 2008	rr_AnnualReturn2008	(22.72%)
Annual Return 2009	rr_AnnualReturn2009	21.43%
Annual Return 2010	rr_AnnualReturn2010	11.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.20%)
1 Yr	rr_AverageAnnualReturnYear01	11.96%
5 Yrs	rr_AverageAnnualReturnYear05	4.25%
10 Yrs	rr_AverageAnnualReturnYear10	3.82%
Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Balanced Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 81.33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	81.33%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investing in the stock, bond and money market sectors, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets according to the following benchmarks:

Equity Securities	Fixed Income or Debt Securities	Cash Equivalents
35 – 55%	40 – 60%	0 – 20%

These benchmarks are not minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any component.

Equity investments will be actively managed and may consist of small, mid and large capitalization companies and foreign stocks based on the adviser's economic and market outlook, and its perceived opportunities in each class. The Portfolio will employ both "growth" and "value" styles in managing the equity sector. Debt securities will generally consist primarily of investment grade debt securities with maturities exceeding one year, though the Portfolio may invest up to 20% of the Portfolio's total net assets in non-investment grade debt securities (often called "junk bonds"). The cash equivalent portion of the Portfolio may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker's acceptances, certificates of deposit and time deposits.

Up to 50% of the Portfolio's net assets may be invested in foreign securities, up to a maximum of 25% in foreign stocks and 25% in foreign bonds. The adviser may overweight or underweight the sector, industry or country exposure of the international equity portion of the Portfolio (versus applicable benchmarks) based on the adviser's assessment of the relative attractiveness of such sectors, industries and countries. When the adviser deems it to be more efficient or advantageous, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser's view on style or term structure and duration, to provide increased flexibility in asset allocation or to hedge foreign currency exposure. The Portfolio may also invest in mortgage- and asset-backed securities. From time to time, the Portfolio may lend its portfolio securities to brokers, dealers or other financial institutions to seek to achieve income.

The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of stocks, but who also want the income potential of bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds stock investments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Asset Allocation Risk – This Portfolio allocates its investments between equity and fixed income securities, and among various segments of markets, based upon judgments made by the adviser. The Portfolio could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, maybe more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

•

Securities Lending Risk – Lending portfolio securities to brokers, dealers and financial institutions risks possible loss of rights in the collateral should the borrower fail which may cause the Portfolio to lose money.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr:3rd – '09 11.15% Worst Qtr: 4th – '08 -12.20%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Balanced Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	15.06%
5 Yrs	rr_AverageAnnualReturnYear05	2.29%
10 Yrs	rr_AverageAnnualReturnYear10	1.41%
Balanced Portfolio | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.54%
5 Yrs	rr_AverageAnnualReturnYear05	5.80%
10 Yrs	rr_AverageAnnualReturnYear10	5.84%
Balanced Portfolio | Balanced Portfolio Blended Composite
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	12.14%
5 Yrs	rr_AverageAnnualReturnYear05	5.17%
10 Yrs	rr_AverageAnnualReturnYear10	4.96%
Balanced Portfolio | Lipper Variable Insurance Products (VIP) Mixed-Asset Target Allocation Moderate Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.28%
5 Yrs	rr_AverageAnnualReturnYear05	3.85%
10 Yrs	rr_AverageAnnualReturnYear10	3.73%

[1]	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares of one or more investment companies (referred to as "Acquired Fund Fees and Expenses").

Asset Allocation Portfolio – Summary
INVESTMENT OBJECTIVE
The investment objective of the Portfolio is to realize as high a level of total return as is consistent with reasonable investment risk.
FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	Asset Allocation Portfolio
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses -		Asset Allocation Portfolio
Management Fee		0.54%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.04%
Acquired Fund Fees and Expenses		0.03%
Total Annual Portfolio Operating Expenses	[1]	0.61%
Fee Waiver	[2]	(0.05%)
Total Annual Portfolio Operating Expenses After Fee Waiver	[1][2]	0.56%
[1]	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares in one or more investment companies (referred to as "Acquired Fund Fees and Expenses").
[2]	The Portfolio's investment adviser has entered into a written agreement to waive a portion of its management fee such that its management fee is 0.55% on the Portfolio's first $100 million of assets and 0.45% on assets from $100 million to $250 million. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2012.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Asset Allocation Portfolio	57	189	334	756

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 73.04% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Investing in the stock, bond and money market sectors, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets according to the following benchmarks:

Equity Securities	Fixed Income or Debt Securities	Cash Equivalents
55 – 75%	25 – 45%	0 – 15%

These benchmarks are not minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any component.

Equity investments will be actively managed and may consist of small, mid and large capitalization companies and foreign stocks based on the adviser's economic and market outlook, and its perceived opportunities in each class. The Portfolio will employ either "growth" or "value", or both, styles in managing the equity sector. Debt securities will generally consist primarily of investment grade debt securities with maturities exceeding one year, though the Portfolio may invest up to 20% of the Portfolio's total net assets in non-investment grade debt securities (often called "junk bonds") . The cash equivalent portion of the Portfolio may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker's acceptances, certificates of deposit and time deposits.

The Portfolio may invest up to 50% of net assets foreign securities. The adviser may overweight or underweight the sector, industry or country exposure of the international equity portion of the Portfolio (versus applicable benchmarks) based on the adviser's assessment of the relative attractiveness of such sectors, industries and countries. When the adviser deems it to be more efficient or advantageous, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser's view on style or term structure and duration, to provide increased flexibility in asset allocation or to hedge foreign currency exposure. The Portfolio may also invest in mortgage- and asset-backed securities.

The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of stocks with a smaller allocation to bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds stock investments.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Asset Allocation Risk – This Portfolio allocates its investments between equity and fixed income securities, and among various segments of markets, based upon judgments made by the adviser. The Portfolio could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, maybe more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – '09 13.51% Worst Qtr: 4th – '08 -16.40%
Average Annual Total Return (for periods ended December 31, 2010)
Average Annual Total Returns -	1 Yr	5 Yrs	Since Inception	Inception Date
Asset Allocation Portfolio	13.01%	3.83%	4.44%	Jul 31, 2001
Asset Allocation Portfolio S&P 500 Index	15.06%	2.29%	2.36%
Asset Allocation Portfolio Barclays Capital U.S. Aggregate Index	6.54%	5.80%	5.56%
Asset Allocation Portfolio Asset Allocation Blended Composite	13.79%	4.93%	5.46%
Asset Allocation Portfolio Lipper Variable Insurance Products (VIP) Mixed-Asset Target Allocation Growth Funds Average	13.14%	3.53%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Prospectus Date	rr_ProspectusDate	May 1, 2011
Asset Allocation Portfolio | Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.54%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.61%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.56%	[1],[2]
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	189
5 Years	rr_ExpenseExampleYear05	334
10 Years	rr_ExpenseExampleYear10	756
Annual Return 2002	rr_AnnualReturn2002	(10.26%)
Annual Return 2003	rr_AnnualReturn2003	20.63%
Annual Return 2004	rr_AnnualReturn2004	10.02%
Annual Return 2005	rr_AnnualReturn2005	6.99%
Annual Return 2006	rr_AnnualReturn2006	9.91%
Annual Return 2007	rr_AnnualReturn2007	9.40%
Annual Return 2008	rr_AnnualReturn2008	(30.13%)
Annual Return 2009	rr_AnnualReturn2009	27.09%
Annual Return 2010	rr_AnnualReturn2010	13.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Qtr:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Qtr:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.40%)
1 Yr	rr_AverageAnnualReturnYear01	13.01%
5 Yrs	rr_AverageAnnualReturnYear05	3.83%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 31, 2001
Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Asset Allocation Portfolio – Summary
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Portfolio is to realize as high a level of total return as is consistent with reasonable investment risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 73.04% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.04%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares in one or more investment companies (referred to as "Acquired Fund Fees and Expenses")
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investing in the stock, bond and money market sectors, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets according to the following benchmarks:

Equity Securities	Fixed Income or Debt Securities	Cash Equivalents
55 – 75%	25 – 45%	0 – 15%

These benchmarks are not minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any component.

Equity investments will be actively managed and may consist of small, mid and large capitalization companies and foreign stocks based on the adviser's economic and market outlook, and its perceived opportunities in each class. The Portfolio will employ either "growth" or "value", or both, styles in managing the equity sector. Debt securities will generally consist primarily of investment grade debt securities with maturities exceeding one year, though the Portfolio may invest up to 20% of the Portfolio's total net assets in non-investment grade debt securities (often called "junk bonds") . The cash equivalent portion of the Portfolio may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker's acceptances, certificates of deposit and time deposits.

The Portfolio may invest up to 50% of net assets foreign securities. The adviser may overweight or underweight the sector, industry or country exposure of the international equity portion of the Portfolio (versus applicable benchmarks) based on the adviser's assessment of the relative attractiveness of such sectors, industries and countries. When the adviser deems it to be more efficient or advantageous, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser's view on style or term structure and duration, to provide increased flexibility in asset allocation or to hedge foreign currency exposure. The Portfolio may also invest in mortgage- and asset-backed securities.

The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of stocks with a smaller allocation to bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds stock investments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser's investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Asset Allocation Risk – This Portfolio allocates its investments between equity and fixed income securities, and among various segments of markets, based upon judgments made by the adviser. The Portfolio could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio's use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of mispricing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

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Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

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Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error.

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Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

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Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio's investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

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High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, maybe more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

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Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio's fixed income investments is likely to decline.

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Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

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Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

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Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

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Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio's average annual total return over certain time periods and compares the Portfolio's returns with the returns of certain market indices and peer groups.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Returns are based on past results and are not an indication of future performance.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Qtr: 2nd – '09 13.51% Worst Qtr: 4th – '08 -16.40%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for periods ended December 31, 2010)
Asset Allocation Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	15.06%
5 Yrs	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%
Asset Allocation Portfolio | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.54%
5 Yrs	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Asset Allocation Portfolio | Asset Allocation Blended Composite
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.79%
5 Yrs	rr_AverageAnnualReturnYear05	4.93%
Since Inception	rr_AverageAnnualReturnSinceInception	5.46%
Asset Allocation Portfolio | Lipper Variable Insurance Products (VIP) Mixed-Asset Target Allocation Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.14%
5 Yrs	rr_AverageAnnualReturnYear05	3.53%
Since Inception	rr_AverageAnnualReturnSinceInception

[1]	The operating expenses of the Portfolio reflected in the Portfolio's most recent annual report and Financial Highlights do not include fees and expenses incurred indirectly by the Portfolio as a result of investments in shares in one or more investment companies (referred to as "Acquired Fund Fees and Expenses").
[2]	The Portfolio's investment adviser has entered into a written agreement to waive a portion of its management fee such that its management fee is 0.55% on the Portfolio's first $100 million of assets and 0.45% on assets from $100 million to $250 million. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011